TRAVELERS SERIES FUND INC.
                              388 Greenwich Street
                            New York, New York 10013
                                 1-800-842-8573

         The Alliance Growth Portfolio, the Putnam Diversified Income Portfolio and the MFS Total Return Portfolio are three of thirteen portfolios that currently comprise Travelers Series Fund Inc. (the "Fund"), the investment underlying certain variable annuity and variable life insurance contracts.

         The Alliance Growth Portfolio seeks long-term growth of capital. Current income is only an incidental consideration.

         The Putnam Diversified Income Portfolio seeks high current income consistent with preservation of capital.

         The MFS Total Return Portfolio seeks above-average income (compared to a portfolio invested entirely in equity securities) consistent with prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should be a reasonable opportunity for growth of capital and income.

         Shares of the Fund are offered only to insurance company separate accounts (the "Separate Accounts"), which fund certain variable annuity and variable life insurance contracts (the "Contracts"). The Separate Accounts invest in shares of one or more of the Portfolios in accordance with allocation instructions received from Contract owners. Such allocation rights are further described in the accompanying Contract prospectus.

         Shares of each Portfolio are offered to Separate Accounts at their net asset value, without a sales charge, next determined after receipt of an order by an insurance company. The offering of shares of a Portfolio may be suspended from time to time and the Fund reserves the right to reject any specific purchase order.

THIS PROSPECTUS, WHICH SETS FORTH CONCISE INFORMATION ABOUT THE
FUND THAT PROSPECTIVE INVESTORS SHOULD KNOW BEFORE INVESTING, SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION ("SAI"), ALSO REFERRED TO AS "PART B", DATED FEBRUARY 27, 1998 IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND IS AVAILABLE FROM THE FUND, WITHOUT CHARGE, BY WRITING TO THE FUND AT THE ABOVE ADDRESS OR CALLING THE TELEPHONE NUMBER LISTED ABOVE.

   This Prospectus should be read in conjunction with the prospectus for the
                                   Contracts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               THE DATE OF THIS PROSPECTUS IS FEBRUARY 27, 1998.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
================================================================================

FINANCIAL HIGHLIGHTS ................................    1

THE FUND'S INVESTMENT PROGRAM .......................    4

     Alliance Growth Portfolio ......................    4

     Putnam Diversified Income Portfolio ............    5

     MFS Total Return Portfolio .....................    8

SPECIAL INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS   10

DIVIDENDS, DISTRIBUTIONS AND TAXES ..................   25

REDEMPTION OF SHARES ................................   25

PERFORMANCE .........................................   25

MANAGEMENT ..........................................   26

SHARES OF THE FUND ..................................   29

DETERMINATION OF NET ASSET VALUE ....................   30

APPENDIX A ..........................................   32

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
================================================================================

         The following information for the three-year period ended October 31, 1997 and for the period from June 16, 1994 (commencement of operations) to October 31, 1994 has been audited in conjunction with the annual audits of the financial statements of each of the portfolios within the Fund by KPMG Peat Marwick LLP, independent auditors. The 1997 financial statements and the independent auditors' reports thereon appear in the October 31, 1997 Annual Reports to Shareholders. The information set out below should be read in conjunction with the financial statements and related notes that also appear within each portfolio's Annual Reports, which are available upon request and incorporated by reference into the Statement of Additional Information.

For a share of capital stock outstanding throughout the period:

                                                                      Alliance Growth
                                                  ------------------------------------------------
                                                     1997            1996         1995      1994(1)
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period               $16.30          $13.28       $10.65      $10.00
--------------------------------------------------------------------------------------------------
Income From Operations:
        Net investment income (2)                    0.05            0.04         0.14        0.06
        Net realized and unrealized gain             5.11            3.39         2.61        0.59
--------------------------------------------------------------------------------------------------
               Total Income from Operations          5.16            3.43         2.75        0.65
--------------------------------------------------------------------------------------------------
Less Distributions From:
        Net investment income                       (0.02)          (0.09)       (0.02)         --
        Net realized gains                          (0.62)          (0.32)       (0.10)         --
--------------------------------------------------------------------------------------------------
               Total Distributions                  (0.64)          (0.41)       (0.12)         --
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $20.82          $16.30       $13.28      $10.65
--------------------------------------------------------------------------------------------------
Total Return                                        32.59%          26.55%       26.18%       6.50%++
--------------------------------------------------------------------------------------------------
Net Assets, End of Period  (000's)               $544,526         $294,596    $111,573     $17,086
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
        Expenses (2)                                 0.82%           0.87%        0.90%       0.88%+
        Net investment income                        0.32            0.39         1.24        1.47%+
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                66%             88%          78%         37%
--------------------------------------------------------------------------------------------------
Average commissions paid
on equity security transactions (3)                 $0.05           $0.05        $0.06          --
--------------------------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) Travelers Investment Adviser, Inc. ("TIA") (the "Manager") has waived all or part of its fees for the year ended
     October 31, 1995 and the period ended October 31, 1994. In addition, the Manager has reimbursed the Alliance Growth Portfolio for $3,500 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the Alliance Growth Portfolio would have been as follows:

                                                     Expense Ratios
                  Per Share Decreases              Without Fee Waivers
               in Net Investment Income            and Reimbursement
              -------------------------            --------------------
     1995            $0.01                               0.97%
     1994             0.03                               1.76+

(3) As of September 1995, the Securities and Exchange Commission ("SEC") instituted new guidelines requiring the disclosure of average commissions per share.
+    Annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout the period:


                                                                            Putnam Diversified Income
                                                             -----------------------------------------------------
                                                               1997           1996(3)        1995          1994(1)
------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                         $11.99         $11.46         $10.18        $10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) From Operations:
        Net investment income (2)                              0.67           0.78           0.79          0.23
        Net realized and unrealized gain (loss)                0.30           0.27           0.58         (0.05)
------------------------------------------------------------------------------------------------------------------
               Total Income (loss) from Operations             0.97           1.05           1.37          0.18
------------------------------------------------------------------------------------------------------------------
Less Distributions From:
        Net investment income                                 (0.56)         (0.39)         (0.09)           --
        Net realized gains                                    (0.09)         (0.13)            --            --
------------------------------------------------------------------------------------------------------------------
               Total Distributions                            (0.65)         (0.52)         (0.09)           --
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $12.31         $11.99         $11.46        $10.18
------------------------------------------------------------------------------------------------------------------
Total Return                                                   8.44%          9.43%         13.55%         1.80%++
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                          $121,601        $81,076        $31,514        $6,763
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
        Expenses (2)                                           0.88%          0.96%          0.97%         0.98%+
        Net investment income                                  6.99           7.57           7.53          6.14 +
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                         253%           255%           276%           20%
------------------------------------------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The Manager has waived all or part of its fees for the years ended October 31, 1996, October 31, 1995 and the period ended October 31, 1994. In addition, the manager has reimbursed the Putnam Diversified Income Portfolio for $19,028 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets of the Putnam Diversified Income Portfolio would have been as follows:

                                                     Expense Ratios
                  Per Share Decreases              Without Fee Waivers
               in Net Investment Income            and Reimbursement
               ------------------------            -----------------
        1995            $0.04                            1.31%
        1994             0.07                            2.92+


(3) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
*    Includes realized gains and losses from foreign currency transactions.
+    Annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout the period:

                                                                                 MFS Total Return
                                                             ------------------------------------------------------
                                                               1997            1996           1995          1994(1)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $13.13          $11.53          $9.98        $10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) From Operations:
        Net investment income (2)                              0.38            0.33           0.45          0.13
        Net realized and unrealized gain (loss)                2.27            1.62           1.15         (0.15)
-------------------------------------------------------------------------------------------------------------------
               Total Income (loss) from Operations             2.65            1.95           1.60         (0.02)
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
        Net investment income                                 (0.29)          (0.27)         (0.05)           --
        Net realized gains                                    (0.18)          (0.08)            --            --
-------------------------------------------------------------------------------------------------------------------
               Total Distributions                            (0.47)          (0.35)         (0.05)           --
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $15.31          $13.13         $11.53         $9.98
-------------------------------------------------------------------------------------------------------------------
Total Return                                                  20.64%          17.16%         16.12%        (0.20)%++
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                          $263,585        $134,529        $49,363        $8,504
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
        Expenses (2)                                           0.86%           0.91%          0.95%         0.93%+
        Net investment income                                  3.54            3.82           4.40          3.51 +
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                          99%            139%           104%           18%
-------------------------------------------------------------------------------------------------------------------
Average commissions paid
on equity security transactions (3)                           $0.06           $0.06          $0.04            --
-------------------------------------------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The Manager has waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager has reimbursed the MFS Total Return Portfolio for $13,857 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets of the MFS Total Return Portfolio would have been as follows:

                                                       Expense Ratios
                        Per Share Decreases         Without Fee Waivers
                    in Net Investment Income        and Reimbursement
                    -------------------------       --------------------
        1995                  $0.01                        1.06%
        1994                   0.06                        2.51+

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
+    Annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------

                         THE FUND'S INVESTMENT PROGRAM
================================================================================

         The Fund consists of thirteen investment portfolios, three of which are offered herein. Each Portfolio has its own investment objective and policies as described in more detail below. Of course, no assurance can be given that a Portfolio's objective will be achieved. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of each Portfolio will fluctuate with the market value of its securities. Additional information about each Portfolio's investment policies and investment risks can be found herein under "Special Investment Techniques and Risk Considerations" and in the SAI.

         The investment objectives and certain investment restrictions designated as such in the SAI are fundamental and may not be changed by the Directors without shareholder approval. Each Portfolio's investment policies, however, are not fundamental and may be changed by the Directors without shareholder approval.

                           Alliance Growth Portfolio

Investment Objective

         The investment objective of the Alliance Growth Portfolio is to provide long-term growth of capital. Current income is only an incidental consideration. The Portfolio attempts to achieve its objective by investing primarily in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time. The Portfolio is managed by Travelers Investment Adviser, Inc. ("TIA" or the "Manager"); Alliance Capital Management L.P. serves as the Portfolio's Sub-Adviser.

Investment Policies

         The Alliance Growth Portfolio invests primarily in common stocks and securities convertible into common stocks such as convertible bonds, convertible preferred stocks and warrants convertible into common stocks. Because the values of fixed-income securities are expected to vary inversely with changes in interest rates generally, when the Sub-Adviser expects a general decline in interest rates, the Portfolio may also invest for capital growth in fixed-income securities. The Portfolio may invest up to 25% of its total assets in fixed-income securities rated at the time of purchase below investment grade, that is, securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P"), or in unrated fixed-income securities determined by the Sub-Adviser to be of comparable quality. The Portfolio will generally invest in securities with a minimum rating of Caa- by Moody's or CCC- by S&P or in unrated securities judged by the Sub-Adviser to be of comparable quality.

         The Portfolio may invest without limit in securities that are not publicly traded in the U.S., although the Portfolio generally will not invest more than 15% of its total assets in such securities. The Portfolio may also invest a portion of its assets in developing countries or countries with new or developing capital markets.

         The Portfolio may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Investment in non-publicly traded securities is restricted to 5% of the Portfolio's total assets (not including Rule 144A Securities, to the extent permitted by applicable law) and is also subject to the Portfolio's restriction against investing more than 15% of net assets in "illiquid securities". To the extent permitted by applicable law, Rule 144A Securities will not be treated as illiquid for purposes of the foregoing restriction so long as such securities meet liquidity guidelines established by the Fund's Board of Directors.
--------------------------------------------------------------------------------

         The Portfolio may invest in high-yield, high-risk, fixed-income and convertible securities rated at the time of purchase Ba or lower by Moody's or BB or lower by S&P, or, if unrated, judged by the Sub-Adviser to be of comparable quality. The Portfolio will generally invest in securities with a minimum rating of Caa- by Moody's or CCC- by S&P or in unrated securities judged by the Sub-Adviser to be of comparable quality. However, from time to time, the Portfolio may invest in securities rated in the lowest grades of Moody's (C) or S&P (D) or in unrated securities judged by the Sub-Adviser to be of comparable quality, if the Sub-Adviser determines that there are prospects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). Securities rated Ba or lower (and comparable unrated securities) are commonly referred to as "junk bonds." Securities rated D by S&P are in default. See "Lower-Quality and Non-Rated Securities." For a description of the ratings referred to above, See Appendix A.

         The Portfolio may also invest in zero-coupon bonds, payment-in-kind bonds and real estate investment trusts. It may also buy and sell stock index futures contracts ("index futures") and may buy options on index futures and on stock indices for hedging purposes. The Portfolio may buy and sell call and put options on index futures or on stock indices in addition to, or as an alternative to, purchasing or selling index futures or, to the extent permitted by applicable law, to earn additional income. The Portfolio may also, for hedging purposes, purchase and sell futures contracts, options thereon and options with respect to U.S. Treasury securities, including U.S. Treasury bills, notes and bonds. The Portfolio may also seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest.

         The Portfolio may lend portfolio securities amounting to not more than 25% of its total assets and may enter into repurchase agreements on up to 25% of its total assets. It may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In addition, the Portfolio may invest in real estate investment trusts. For temporary defensive purposes, the Portfolio may invest all or a major part of its assets in money market instruments and repurchase agreements. To the extent the Portfolio's assets are invested for temporary defensive purposes, they will not be invested in a manner designed to achieve the Portfolio's investment objective.

                      Putnam Diversified Income Portfolio

Investment Objective

         The Putnam Diversified Income Portfolio seeks high current income consistent with preservation of capital. The Portfolio is managed by TIA; Putnam Investment Management, Inc. serves as the Portfolio's Sub-Adviser.

Investment Policies

    Basic investment strategy. The Putnam Diversified Income Portfolio will allocate its investments among the following three sectors of the fixed-income securities markets:

* a U.S. Government Sector, consisting primarily of securities of the U.S. Government, its agencies and instrumentalities and related options, futures and repurchase agreements;

* a High Yield Sector, consisting primarily of high yielding, lower-rated, higher risk U.S. and foreign corporate fixed-income securities; and

* an International Sector, consisting primarily of obligations of foreign governments, their agencies and instrumentalities, and related options and futures.

         The Portfolio may invest significantly in lower rated and unrated U.S. and foreign bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Portfolio.

         The Sub-Adviser believes that diversifying the Portfolio's investments among these sectors, as opposed to investing in any one sector, will better enable the Portfolio to preserve capital while pursuing its objective of high current income. Historically, the markets for U.S. Government securities, lower-rated, high yielding U.S. corporate fixed-income securities, and debt securities of foreign issuers have tended to behave independently and have at times moved in opposite directions. For example, U.S. Government securities have generally been affected negatively by inflationary concerns resulting from increased economic activity. High yield U.S. corporate fixed-income securities, on the other hand, have generally benefitted from increased economic activity due to improvement in the credit quality of corporate issuers. The reverse has generally been true during periods of economic decline. Similarly, U.S. Government securities have often been negatively affected by a decline in the value of the dollar against foreign currencies, while the bonds of foreign issuers held by U.S. investors have generally benefitted from such decline. The Sub-Adviser believes that, when financial markets exhibit such a lack of correlation, a pooling of investments among these markets may produce greater preservation of capital and lower volatility over the long term than would be obtained by investing exclusively in any one of the markets.

         The Sub-Adviser will determine the amount of assets to be allocated to each of the three market sectors in which the Portfolio will invest based on its assessment of the maximum level of current income that can be achieved from a portfolio which is invested in all three sectors without incurring undue risks to principal value. In making this determination, the Sub-Adviser will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each market sector based on current and historical market data for each sector, as well as on its own assessment of economic and market conditions. The Sub-Adviser will continuously review this allocation of assets and make such adjustments as it deems appropriate, although there are no fixed limits on allocations among sectors, including investment in the High Yield Sector. Because of the importance of sector diversification to the Portfolio's investment policies, the Sub-Adviser expects that a substantial portion of the Portfolio's assets will normally be invested in each of the three market sectors described below. See "Defensive Strategies." The Portfolio's assets allocated to each of these market sectors will be managed in accordance with particular investment policies, which are described below. At times, the Portfolio may hold a portion of its assets in cash and money market instruments.

         U.S. Government Sector. The Portfolio will invest assets allocated to the U.S. Government Sector primarily in U.S. Government securities and may engage in options, futures, and repurchase transactions with respect to such securities. The Portfolio may also enter into forward commitments for the purchase of U.S. Government securities and make secured loans of its portfolio securities with respect to U.S. Government securities. In purchasing securities for the U.S. Government Sector, the Sub-Adviser may take full advantage of the entire range of maturities of U.S. Government securities and may adjust the average maturity of the investments held in the portfolio from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. Under normal market conditions, the Portfolio will invest at least 20% of its net assets in U.S. Government securities. The Portfolio may also invest assets allocated to the U.S. Government Sector in a variety of debt securities, including asset-backed and mortgage-backed securities, such as CMOs, that are issued by private U.S. issuers. With respect to the U.S. Government Sector, the Portfolio will only invest in privately issued debt securities that are rated at the time of purchase at least Baa by Moody's, or BBB by S&P or the equivalent by any other nationally recognized statistical

--------------------------------------------------------------------------------
rating agency, or in unrated securities that the Sub-Adviser determines are of comparable quality. Securities rated Baa or BBB are considered to have some speculative characteristics. The rating services' descriptions of these rating categories are included in Appendix A. The Portfolio will not necessarily dispose of a security if its rating is reduced below these levels, although the Sub-Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objective.

         High Yield Sector. The Portfolio will invest assets allocated to the High Yield Sector primarily in high yielding, lower-rated higher risk U.S. and foreign corporate fixed-income securities, including debt securities, convertible securities and preferred stocks. Subject to the foregoing sentence, the Portfolio may also purchase equity securities. As described below, however, the Portfolio may invest all or any part of the High Yield Sector portfolio in higher-rated and unrated fixed-income securities. The Portfolio will not necessarily invest in the highest yielding securities available if in the Sub-Adviser's opinion the differences in yield are not sufficient to justify the higher risks involved. In addition, the Portfolio may invest up to 15% of its net assets in securities that are not publicly traded and for which market quotations are not readily available. The Portfolio may also invest in "zero-coupon" bonds and "payment-in-kind" bonds.

         At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other funds and accounts managed by the Sub-Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Sub-Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. In order to enforce its rights in the event of a default under such securities, the Portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value.

         The High Yield Sector may invest in any security which is rated, at the time of purchase, at least Caa as determined by Moody's or CCC as determined by S&P's (or, the equivalent by another, nationally recognized statistical rating agency) or in any unrated security which the Sub-Adviser determines is at least of comparable quality, although up to 5% of the net assets of the Portfolio (whether they are allocated to the High Yield Sector or the International Sector) may be invested in securities rated below such quality, or in unrated securities that the Sub-Adviser determines are of comparable quality. Securities rated below Caa by Moody's or CCC by S&P's are of poor standing and may be in default. The rating services' descriptions of these rating categories, including the speculative characteristics of the lower categories, are included in Appendix A.

         International Sector. The Portfolio will invest the assets allocated to the International Sector in debt obligations and other fixed-income securities denominated in any currency including the U.S. dollar.
These securities include:

* debt obligations issued or guaranteed by foreign (including emerging markets), national, provincial, state or other governments with taxing authority, or by their agencies or instrumentalities;

*   debt obligations of supranational entities (described below); and

* debt obligations and other fixed-income securities of foreign and U.S. corporate issuers.

--------------------------------------------------------------------------------

         In the past, yields available from securities denominated in foreign currencies have often been higher than those of securities denominated in U.S. dollars. The Sub-Adviser will consider expected changes in foreign currency exchange rates in determining the anticipated returns of securities denominated in foreign currencies.

         The obligations of foreign governmental entities, including supranational issuers, have various kinds of government support. Obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. These obligations may or may not be supported by the full faith and credit of a foreign government.

         Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank, and the Inter-American Development Bank. The governmental members or "stockholders" usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowing. Each supranational entity's leading activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves, and net income.

         Defensive Strategies. At times, the Sub-Adviser may judge that conditions in the securities market make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Sub-Adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies, depending on the circumstances, the Portfolio may temporarily reduce or suspend its option writing activities, shift its portfolio emphasis to higher-rated securities in the High Yield Sector, hedge currency risks in the International Sector, or generally reduce the average maturity of its holdings in any or all of the Sectors. Under unusual market conditions, the Portfolio could invest up to 100% of its assets in short-term U.S. Government securities when the risks of investing in the other Sectors are perceived to outweigh the possible benefits of sector diversification. The Portfolio may also increase the portion of its assets invested in cash or money market instruments for such defensive purposes or for liquidity purposes. To the extent the Portfolio's assets are invested for temporary defensive purposes, they will not be invested in a manner designed to achieve the Portfolio's investment objective.

         The Portfolio may also purchase securities of issuers located in emerging markets, invest in sovereign debt, Brady Bonds, loan participations and assignments and enter into dollar roll transactions. It may also engage in the writing of covered call and put options with respect to foreign fixed-income securities, foreign currencies, and related futures in order to supplement the Fund's portfolio income. See "Special Investment Techniques and Risk Considerations" below and in the SAI.

                           MFS Total Return Portfolio

Investment Objectives

         The primary investment objective of the MFS Total Return Portfolio is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should also be a reasonable opportunity for growth of capital and income, since many securities offering a better than average yield may also possess growth potential. Thus, in selecting securities for its portfolio, the Portfolio considers each of these objectives. Under normal market conditions, at least 25% of the Portfolio's assets will be invested in fixed

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8
income securities and at least 40% and no more than 75% of the Portfolio's assets will be invested in equity securities. The Portfolio is managed by TIA; Massachusetts Financial Services Company serves as the Portfolio's Sub-Adviser.

Investment Policies

         The MFS Total Return Portfolio's policy is to invest in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Fixed income securities and equity securities (which include: common and preferred stocks; securities such as bonds, warrants or rights that are convertible into stock; and depositary receipts for those securities) may be held by the Portfolio. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Portfolio may vary the percentage of assets invested in any one type of security in accordance with the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The Portfolio's debt investments may consist of both "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P or Fitch IBCA, Inc., formerly Fitch Investors Service, Inc. ("Fitch")) and securities that are unrated or are in the lower rating categories (rated Ba or lower by Moody's or BB or lower by S&P or Fitch) (commonly known as "junk bonds") including up to 20% of its net assets in nonconvertible fixed income securities that are in these lower rating categories and comparable unrated securities. See "Lower-Quality and Non-Rated Securities". Generally, most of the Portfolio's long-term debt investments will consist of "investment grade" securities. See Appendix A to this Prospectus for a description of these ratings. It is not the Portfolio's policy to rely exclusively on ratings issued by established credit rating agencies but rather to supplement such ratings with the Sub-Adviser's own independent and ongoing review of credit quality.

         As noted above, the Portfolio invests in lower-rated and unrated corporate debt securities, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Portfolio. See "Lower-Quality and Non-Rated Securities".

         The Portfolio may invest up to 20% (and generally expects to invest between 5% and 20%) of its total assets in foreign securities which are not traded on a U.S. exchange (not including American Depositary Receipts). The Portfolio may invest in American Depositary Receipts. The Portfolio may also invest in emerging market securities, Brady Bonds, U.S. Government securities, mortgage pass-through securities, corporate asset-backed securities, zero-coupon bonds, deferred interest bonds and payment-in-kind bonds. In addition, the Portfolio may enter into repurchase agreements and mortgage dollar roll transactions, may lend its portfolio securities, purchase securities on a when-issued or forward delivery basis, enter into swap transactions and invest in indexed securities and loan participations and other direct indebtedness. The Portfolio may invest up to 15% of its net assets in illiquid securities and may also invest in restricted securities, including Rule 144A Securities. Finally, the Portfolio may engage in various options and futures transactions including options on securities, options on stock indexes, options on foreign currencies, stock indices and foreign currency futures contracts, options on futures contracts, forward foreign currency exchange contracts and yield curve options. See "Special Investment Techniques and Risk Considerations" for additional information about these types of securities.

         The Portfolio will be managed actively with respect to the Portfolio's fixed income securities and the asset allocations modified as the Sub-adviser deems necessary. Although the Portfolio does not intend to seek short-term profits, fixed income securities will be sold whenever the sub-adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held. With respect to its equity securities the Portfolio does not intend to trade in securities for short-term profits and anticipates that portfolio

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                                                                               9
securities ordinarily will be held for one year or longer. However, the Portfolio will effect trades whenever it believes that changes in its portfolio securities are appropriate.

         In addition, when the Sub-adviser believes that investing for defensive purposes is appropriate, such as during periods of unusual or unfavorable market or economic conditions, or in order to meet anticipated redemption requests, up to 100% of the Portfolio's assets may be temporarily invested in cash (including foreign currency) or cash equivalents including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances and repurchase agreements) with assets of $1 billion or more, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. or any foreign government or any of their agencies, authorities or instrumentalities and repurchase agreements.

              SPECIAL INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS
================================================================================

         Foreign Securities. Each of the Portfolios may purchase securities issued by foreign governments, corporations or banks.

         Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political, social, economic and diplomatic developments, the possible imposition of exchange controls or other foreign governmental laws or restrictions and, with respect to certain countries, the possibility of expropriation of assets, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Portfolios. Securities of some foreign companies and banks are less liquid and more volatile than securities of comparable domestic companies and banks. Non-U.S. securities markets, while growing in volume have, for the most part, substantially less volume than U.S. markets, and there is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or the investors. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets, and the Portfolios will incur costs in converting foreign currencies into U.S. dollars. Custody and transaction charges are generally higher for foreign securities. There is also a risk of the adoption of government regulations that might adversely affect the payment of principal and interest on securities held by a Portfolio. In addition, a Portfolio may encounter greater difficulties in invoking legal processes abroad than would be the case in the U.S. Finally, changes in foreign currency exchange rates will, to the extent a Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.

         Securities of Emerging Markets. Because of the special risks associated with investing in emerging markets, an investment in the Putnam Diversified Income or MFS Total Return Portfolios, may be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

         Emerging market countries include any country determined by the investment adviser or sub-adviser, as the case may be, to have an emerging market economy, taking into account a number of factors, including

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10
the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The investment adviser (or sub-adviser) determines an issuer's principal trading market for its securities and the source of its revenues and assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; or (d) the issuer has 50% or more of its assets in that country.

         Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments and the repatriation of capital invested. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that any investments that a Portfolio might make in an emerging market would not be expropriated, nationalized or otherwise confiscated at some time in the future. In the event of such expropriation, nationalization or other confiscation in any emerging market, each Portfolio could lose its entire investment in that market. Many emerging market countries have also experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economics and securities of certain emerging market countries.

         Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

         The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

         In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Portfolio to make intended securities purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the portfolio securities in such markets may not be readily available. Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act") permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if a Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency

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                                                                              11
exists within the meaning of Section 22(a) of the 1940 Act. During the period commencing from a Portfolio's identification of such conditions until the date of SEC action, the portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Board of Directors.

         Sovereign Debt. The Putnam Diversified Income and the MFS Total Return Portfolios may each invest in sovereign debt securities of emerging market governments including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, and in turn a Portfolio's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

         A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

         The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect a Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although management intends to manage each Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Portfolio to suffer a loss of interest or principal on any of its holdings.

         In recent years, some of the emerging market countries in which each Portfolio expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Russia and Mexico are among the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

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12

         The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payments for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

         Investors should also be aware that certain sovereign debt instruments in which the Portfolios may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Portfolios may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, each Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors.

         Brady Bonds. The Putnam Diversified Income and the MFS Total Return Portfolios may each invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the governments of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, Philippines, Poland, Slovenia, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Portfolios are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a benchmark that can be used to compare returns of emerging market Brady Bonds with returns in other bond markets, e.g., the U.S. bond market.

         The Portfolios may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

         Loan Participations and Assignments. The Putnam Diversified Income and the MFS Total Return Portfolios may each invest a portion of its assets in loan participations ("Participations"). By purchasing a Participation, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the Portfolio having a contractual relationship only with the lender not the borrower. A Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, a

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                                                                              13

Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Each Portfolio will acquire Participations only if the lender interpositioned between the Portfolio and the borrower is determined by management to be creditworthy.

         The Putnam Diversified Income Portfolio may also invest in assignments of portions of loans from third parties ("Assignments"). When it purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender.

         The Portfolios may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, each Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on each Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to those securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.

         Synthetic Security Positions. The Putnam Diversified Income Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."

         For example, in order to establish a synthetic security position for the Portfolio that is comparable to owning a Japanese government bond, the relevant Sub-Adviser might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.

         The Sub-Adviser might roll over the futures and forward currency contract positions before taking delivery in order to continue the Portfolio's investment position, or the Sub-Adviser might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.

         Further, while these futures and currency contracts remain open, a Portfolio will comply with applicable SEC guidelines to set aside cash, debt securities of any grade or equity securities, in a segregated account with its custodian in an amount sufficient to cover its potential obligations under such contracts; provided such securities have been determined by the Sub-Adviser to be liquid and unencumbered pursuant to guidelines established by the Directors.

         The Sub-Adviser would create synthetic security positions for a Portfolio when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Sub-Adviser believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in

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14
the cash market, the Sub-Adviser will incur transaction costs in connection with each purchase of a futures or a forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Futures, Options and Currency Transactions" in the Prospectus and "Options, Futures Contracts and Related Options," "Interest Rate, Securities Index, Financial Futures and Currency Futures Contracts," "Options on Futures Contracts" and "Forward Currency Contracts and Options on Currency" in the SAI.

         Lower-Quality and Non-Rated Securities. Each Portfolio may invest in lower-quality securities. Investments in lower-rated securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before investing in these Portfolios.

         Generally, lower-quality securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Lower-quality securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by a Portfolio, with a commensurate effect on the value of the Portfolio's shares.

         The markets in which lower-quality securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for a Portfolio to purchase and also may restrict the ability of a Portfolio to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. The public market for lower-quality securities and comparable non-rated securities is relatively new and has not fully weathered a major economic recession. Any such economic downturn could adversely affect the ability of issuers' lower-quality securities to repay principal and pay interest thereon.

         While the market values of lower-quality securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-quality securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of lower-quality securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-quality securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

         Fixed-income securities, including lower-quality securities and comparable non-rated securities, frequently have call and buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Portfolios. If an issuer exercises these rights during periods of declining interest rates, a Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return to the Portfolio.

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                                                                              15

         In general, the ratings of nationally recognized statistical rating organizations represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. It is possible that an agency might not change its rating of a particular issue to reflect subsequent events. These ratings will be used by each Portfolio as initial criteria for the selection of portfolio securities, but each Portfolio also will rely upon the independent advice of the Manager or the Sub-Adviser, as the case may be, to evaluate potential investments.

         In light of these risks, management will take various factors into consideration in evaluating the creditworthiness of an issue, whether rated or non-rated. These factors may include, among others, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

         Securities Lending. Each Portfolio may seek to increase its net investment income by lending portfolio securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government securities or other liquid debt securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         Repurchase Agreements. Each Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. Each Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. Repurchase agreements are considered loans by the Portfolios. The Portfolios will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by management, under guidelines approved by the Board of Directors.

         Dollar Roll Transactions. The Putnam Diversified Income Portfolio may enter into "dollar rolls", in which the Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The MFS Total Return Portfolio may enter into similar transactions pursuant to which the Portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days). During the roll period, the Portfolio would forego principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Since the Portfolio will receive interest on the securities in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities must satisfy the quality requirements of the Portfolio and will mature on or before the settlement date on the transaction, management believes that such transactions do not present the risks to the Portfolio that are associated with other types of leverage. The MFS Total Return Portfolio will only enter into covered rolls, where there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions are considered borrowings by

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16
the Portfolios and will be subject to each Portfolio's overall borrowing limitation. Dollar roll transactions are considered speculative.

         When-Issued, Delayed Delivery and Forward Commitment Securities. Each Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such transactions arise when securities are purchased or sold by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Portfolio's custodian will maintain, in a segregated account on behalf of the Portfolio, cash, U.S. Government securities or other liquid securities having a value equal to or greater than the Portfolio's purchase commitments; the custodian will likewise segregate securities sold on a delayed basis.

         Convertible Securities. Each Portfolio can invest in convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

         Convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

         Borrowing. Each Portfolio may borrow from banks, on a secured or unsecured basis.

         Illiquid and Restricted Securities. Each Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A"). Each Portfolio may also invest a portion of its assets in illiquid investments, which include repurchase agreements maturing in more than seven days and restricted securities. The Board of Directors may determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Directors has adopted guidelines and delegated to management the daily function of determining and monitoring liquidity of restricted securities available pursuant to Rule 144A. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Rule 144A restricted securities will develop, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Investments in restricted securities could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The Portfolios may also purchase restricted securities that are not registered under Rule 144A.

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                                                                              17

         Zero-Coupon Bonds, Deferred Interest Bonds and Payment-in-Kind Bonds. Each Portfolio may invest in zero-coupon and payment-in-kind bonds. The MFS Total Return and Putnam Diversified Income Portfolios also may each invest in deferred interest bonds. Zero-coupon and deferred interest bonds are issued at a significant discount from their principal amount. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero-coupon bonds is subject to greater fluctuation in market value in response to changes in market interest rates than bonds of comparable maturity which pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Accordingly, for a Portfolio to continue to qualify for tax treatment as a regulated investment company and to avoid certain excise taxes, the Portfolio may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Portfolio's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

         Futures, Options and Currency Transactions. Consistent with its investment objective and policies, each Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government or foreign government securities or equity or fixed-income securities ("futures contracts"), and may buy and write put and call options to buy or sell futures contracts ("options on futures contracts"). When a Portfolio buys or sells a futures contract it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. An option on a futures contract gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date.

         The Portfolios will not enter into transactions in futures contracts and options on futures contracts for speculation and will not enter into such transactions other than to hedge against potential changes in interest or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the Portfolio's securities or the prices of securities which the Portfolio is considering buying at a later date. The MFS Total Return Portfolio, however, may enter into futures contracts and options on futures contracts for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of a Portfolio's assets.

         Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities. Since all transactions in the futures market are made through a member of, and are offset or fulfilled through a clearinghouse associated with, the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it buys or sells futures contracts.

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18

         A Portfolio will not (1) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Portfolio and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Portfolio or (2) enter into any futures contracts or options on futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions and options on futures contracts written by the Portfolio would exceed the market value of the total assets of the Portfolio. See the SAI for further discussion of the use, risks and costs associated with futures contracts and options on futures contracts.

         Forward Currency Transactions. Each Portfolio may enter into forward foreign currency exchange contracts ("forward currency contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and other currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) at a future date which is individually negotiated between currency traders and their customers. A Portfolio may enter into a forward currency contract, for example, when it enters into a contract to buy or sell a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, when a Portfolio believes that a foreign currency in which the portfolio securities are denominated may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward currency contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in that currency, or, when the Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, the Portfolio may enter into a forward currency contract to buy that foreign currency for a fixed U.S. dollar amount ("position hedge"). A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase of investments denominated in that currency but has not yet done so ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract with respect to a different foreign currency when the Portfolio believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the Portfolio are denominated ("cross hedge"). A Portfolio may invest in forward currency contracts with stated contract values of up to the value of the Portfolio's assets. The MFS Total Return Portfolio and Putnam Diversified Income Portfolio may also enter into forward currency contracts for non-hedging purposes, subject to applicable law.

         A Portfolio also may enter into forward contracts to buy or sell at a later date instruments in which the Portfolio may invest directly or on financial indices based on those instruments. The market for those types of forward contracts is developing and it is not currently possible to identify instruments on which forward contracts might be created in the future. See the SAI for further discussion of the use, risks and costs of forward contracts.

         A Portfolio may also enter into currency swaps where each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate.

         Currency Risks. The Portfolios that invest substantially in securities denominated in currencies other than the U.S. dollar, or that hold foreign currencies, will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each Portfolio's shares and also may affect the value of dividends and interest earned by the Portfolios and gains and losses realized by the Portfolios. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and

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                                                                              19
political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

         Options on Securities and on Foreign Currencies. In an effort to reduce fluctuations in net asset value or to increase its portfolio return, the Portfolios may write covered put and call options and may buy put and call options and warrants on securities traded on U.S. and foreign securities exchanges. The purpose of such transactions is to hedge against changes in the market value of portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. A Portfolio may write and buy options on the same types of securities that the Portfolio could buy directly and may buy options on financial indices as described above with respect to futures contracts. There are no specific limitations on the writing and buying of options on securities.

         A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

         A call option is "covered" if a Portfolio owns the underlying security covered by the call. If a "covered" call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Prior to its expiration, a call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs. A Portfolio also may write a covered call option to cross-hedge if the Portfolio does not own the underlying security. The option is designed to provide a hedge against a decline in value in another security which the Portfolio owns or has the right to acquire.

         In purchasing an option, the Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option bought by the Portfolio were permitted to expire without being sold or exercised, the Portfolio would lose the amount of the premium.

         Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

         If a put or call option written by a Portfolio were exercised, the Portfolio would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the Portfolio at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Portfolio to the option holder at a

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20
lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The Portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

         A Portfolio may buy put and call options and may write covered put and call options on foreign currencies to hedge against declines in the U.S. dollar value of foreign currency-denominated securities held by the Portfolio and against increases in the U.S. dollar cost of foreign currency-denominated securities being considered for purchase by the Portfolio. As in the case of other options, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Portfolio's options position, the option may expire worthless and the Portfolio will lose the amount of the premium. There is no specific percentage limitation on a Portfolio's investments in options on foreign currencies.

         A Portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the Portfolio is permitted to invest directly. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted by management for monitoring the creditworthiness of those entities. To the extent that an option bought or written by the Portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the Portfolio's obligations under an option written by the Portfolio, as the case may be, will be subject to the Portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the Portfolio to effect an offsetting transaction at a time when management believes it would be advantageous for the Portfolio to do so. See the SAI for a further discussion of the use, risks and costs of option trading.

         Swaps and Swap-Related Products. As one way of managing its exposure to different types of investments, the MFS Total Return Portfolio may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors. Swaps involve the exchange by the Portfolio with another party of cash payments based upon different interest rate indexes, currencies, and other prices or rates, such as the value of mortgage prepayment rates. For example, in the typical interest rate swap, the Portfolio might exchange a sequence of cash payments based on a floating rate index for cash payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a principal amount determined by the parties.

         The Portfolio may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to exchange payments in dollars for payments in foreign currency, in each case based on a fixed rate, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and

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                                                                              21
floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Portfolio's investments and its share price and yield.

         Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

         Swaps, caps, floors and collars are highly specialized activities which involve certain risks. See the Statement of Additional Information for a further discussion on the risks involved in these activities.

         Special Investment Considerations and Risks With Respect to Futures, Options and Currency Transactions and Swaps and Swap-Related Products. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the Portfolio invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, a Portfolio may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

         With respect to interest rate swaps, the Portfolio recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the Portfolio's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the Portfolio's ability to offset the swap at any time.

         A Portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the Portfolio as the possible loss of the entire premium paid for an option bought by the Portfolio, the inability of the Portfolio, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Portfolio will be able to use those instruments effectively for the purposes set forth above. See the SAI for a further discussion of the use, risks and costs of these instruments.

         In connection with its transactions in futures, options, swaps and forwards, the Portfolio may be required to place assets in a segregated account with the Portfolio's custodian bank to ensure that the Portfolio will be able to meet its obligations under these instruments. Assets held in a segregated account generally may not be disposed of for so long as the Portfolio maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the Portfolio's assets could impede implementation of the Portfolio's investment policies or the Portfolio's ability to meet redemption requests or other current obligations.

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22

         Real Estate Investment Trusts. The Alliance Growth Portfolio may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity trusts own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity trusts may also include operating or finance companies. Equity trusts can also realize capital gains by selling properties that have appreciated in value. A mortgage trust can make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Mortgage trusts derive their income from interest payments. Hybrid trusts combine the characteristics of both equity and mortgage trusts, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended, and failing to maintain exemption from the 1940 Act.

         Mortgage-Backed Securities. The Putnam Diversified Income and MFS Total Return Portfolios may invest in mortgage-backed securities, which represent pools of mortgage loans assembled for sale to investors by various governmental agencies and government-related organizations, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payment may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S Government to purchase the agencies' obligations. Mortgage pools created by private organizations generally offer a higher rate of interest than governmental and government-related pools because there are no direct or indirect guarantees of payments in the former pools. Timely payment of interest and principal in these pools, however, may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies.

         Collateralized mortgage obligations are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series of classes of the obligations.

         To the extent that each Portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal (which may be made at any time without penalty) may result in some loss of the Portfolio's principal investment to the extent of the premium paid. The yield of a Portfolio that invests in mortgage-related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government related mortgage pools, generally will fluctuate in response to market interest rates.

         Other Asset-Backed Securities. The Putnam Diversified Income and MFS Total Return Portfolios may invest in asset-backed securities arising through the grouping by governmental, government-related and private

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                                                                              23
organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

         The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities are not as effective in locking in high long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

         U.S. Government Securities. Each Portfolio may invest in U.S. Government securities, which are debt obligations issued or guaranteed as to payment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds, certain mortgage participation certificates and collateralized mortgage obligations) or by its agencies and instrumentalities (such as GNMA, the Student Loan Marketing Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, FHLMC, the U.S. Postal Service, the Federal Financing Bank and
FNMA). Some of these securities (such as Treasury bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Federal Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obligations of FNMA and the Student Loan Marketing Association) are supported only by the credit of the instrumentality.

         Portfolio Turnover. Although it is anticipated that most investments of each Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when management believes that portfolio changes are appropriate. The historical portfolio turnover rates for each Portfolio are included in the Financial Highlights tables above. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions.

         Year 2000. The investment management services provided to the Fund by the Manager and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact of the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager have been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

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24

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

         Each Portfolio of the Fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Code. In order to qualify as a regulated investment company, each Portfolio must meet certain income and diversification tests. As a regulated investment company and provided certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its investment income and net capital gains that it distributes to its shareholders. Such distributions are automatically reinvested in additional shares of the Portfolio at net asset value and are includable in gross income of the Separate Accounts holding such shares. See the accompanying Contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

         Each Portfolio of the Fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. If a Portfolio should fail to comply with these regulations, Contracts invested in that Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

                              REDEMPTION OF SHARES
================================================================================

         The redemption price of the shares of each Portfolio will be the net asset value next determined after receipt by the Fund of a redemption order from a Separate Account, which may be more or less than the price paid for the shares. The Fund will ordinarily make payment within one business day, though redemption proceeds must be remitted to a Separate Account on or before the third day following receipt of proper tender, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

                                  PERFORMANCE
================================================================================

         From time to time the Fund may include a Portfolio's total return, average annual total return, yield and current distribution return in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. In addition, these figures will not reflect the deduction of the charges that are imposed on the Contracts by the Separate Account (see Contract prospectus) which, if reflected, would reduce the performance quoted. Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gains distributions at net asset value on the ex-dividend dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures. The yield of a Portfolio refers to the net investment income earned by investments in the Portfolio over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investments during that thirty-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Fund calculates current distribution return for each Portfolio by dividing the distributions from investment income declared during the most recent period by the net asset value on the last day of the period for which current

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                                                                              25
distribution return is presented. A Portfolio's current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate Account, should be considered when comparing the Portfolio's current distribution return to yields published for other investment companies and other investment vehicles.

                                   MANAGEMENT
================================================================================

The Investment Manager:

         TIA manages the investment operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each such Portfolio.

         Under each management agreement TIA is responsible for furnishing or causing to be furnished to each applicable Portfolio advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of the Portfolio, bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund.

         TIA and each Portfolio are also subject to a subadvisory agreement (see "The Sub-Advisers" below). Pursuant to each subadvisory agreement, each Sub-Adviser is responsible for the day to day operations and investment decisions for the respective Portfolio and is authorized, in its discretion and without prior consultation with TIA, to: (a) manage the Portfolio's assets in accordance with the Portfolio's investment objective(s) and policies as stated in the Prospectus and the SAI; (b) make investment decisions for the Portfolio;
(c) place purchase and sale orders for portfolio transactions on behalf of the Portfolio; and (d) employ professional portfolio managers and securities analysts who provide research services to the Portfolio.

         TIA has also entered into a Sub-Administrative Services Agreement with an affiliate (the "Sub-Administrator") to: (a) assist TIA in supervising all aspects of each Portfolio's operations; (b) supply each Portfolio with office facilities, statistical and research services, data processing services, clerical, accounting and bookkeeping services; and (c) prepare reports to each Portfolio's shareholders and prepare reports to and filings with the SEC and state blue sky authorities, if applicable. TIA pays the Sub-Administrator a fee in an amount equal to an annual rate of 0.10% of each Portfolio's average daily net assets.

         For the services provided by TIA, each Portfolio pays TIA an annual management fee calculated at a rate equal to the following percentage of its average daily net assets, paid monthly.

     Alliance Growth Portfolio                   0.80%
     Putnam Diversified Income Portfolio         0.75%
     MFS Total Return Portfolio                  0.80%

         Although the management fee paid by each Portfolio is greater than that paid by most mutual funds, management has determined that each fee is comparable to the fee charged by other investment advisers of mutual funds that have similar investment objectives and policies.

         Each management agreement further provides that all other expenses not specifically assumed by TIA under the management agreement on behalf of a Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under federal and state securities laws and maintaining

--------------------------------------------------------------------------------
such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each of the Fund's Portfolios; general corporate expenses are allocated on the basis of relative net assets.

         TIA was incorporated in 1996 under the laws of the State of Delaware. It is a wholly owned subsidiary of The Plaza Corporation ("Plaza"), which is an indirect wholly owned subsidiary of Travelers Group Inc. ("Travelers"), which is a financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. TIA is located at 388 Greenwich Street, New York, New York 10013. TIA and its affiliates may in the future act as investment advisers for other accounts.

The Sub-Advisers:

         Alliance Capital Management L.P. Alliance Capital Management L.P. ("Alliance Capital") will serve as Sub-Adviser to the Alliance Growth Portfolio and will manage the day to day operations of the Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement TIA pays Alliance Capital an annual fee calculated at the rate of 0.375% of the Portfolio's average daily net assets, paid monthly.

         Alliance is a global investment adviser providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds. Since 1971, Alliance has earned a reputation as a leader in the investment world, with over $218.7 billion in assets under management as of December 31, 1997. Alliance provides investment management services to 31 of the FORTUNE 100 companies.

         Alliance Capital Management Corporation ("ACMC") the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, one of the largest life insurance companies in the United States, which is itself a wholly owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of five mutual insurance companies.

         Tyler Smith, who is a Senior Vice President of Alliance Capital, is the portfolio manager of the Alliance Growth Portfolio and is principally responsible for the Portfolio's investment program. Prior to joining Alliance Capital in July 1993, Mr. Smith was employed by Equitable Capital Management Corporation ("Equitable Capital"), or its affiliates for more than 20 years.

         Massachusetts Financial Services Company. Massachusetts Financial Services Company ("MFS") serves as Sub-Adviser to the MFS Total Return Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement TIA pays MFS an annual fee calculated at the rate of 0.375% of the Portfolio's average daily net assets.

         MFS also serves as investment adviser to each of the funds in the MFS Family of Funds and to MFS Institutional Trust, MFS Variable Insurance Trust, MFS Municipal Income Trust, MFS Government Markets Income Trust, MFS Multimarket Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, MFS/Sun Life Series Trust and seven variable accounts, each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.), a subsidiary

--------------------------------------------------------------------------------
of Sun Life Assurance Company of Canada ("Sun Life"), in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly owned subsidiary, MFS Institutional Advisors, Inc., also provide investment advice to substantial private clients.

         MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $69.4 billion on behalf of approximately 2.7 million investors accounts as of November 28, 1997. As of such date, the MFS organization managed approximately $20.1 billion of assets in fixed income securities. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. which in turn is an indirect wholly owned subsidiary of Sun Life. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895, establishing a headquarters office here in 1973. The executive officers of MFS report to the Chairman of Sun Life.

         David M. Calabro, a Senior Vice President of MFS, Geoffrey L. Kurinsky, a Senior Vice President of MFS, Judith N. Lamb, a Vice President of MFS, Lisa B. Nurme, a Senior Vice President of MFS, and Maura A. Shaughnessy, a Senior Vice President of MFS, are the Fund's portfolio managers. Mr. Calabro is the head of this portfolio management team and a manager of the common stock portion of the Fund's portfolio. Mr. Calabro has been employed by MFS since 1992 and served as an analyst and sector portfolio manager with Fidelity Investments prior to that time. Mr. Kurinsky, the manager of the Fund's fixed income securities, has been employed by MFS since 1987. Ms. Lamb, the manager of the Fund's convertible securities, has been employed by MFS since 1992, and served as an analyst with Fidelity Investments prior to that time. Ms. Nurme, a manager of the common stock portion of the Fund's portfolio, has been employed by MFS since 1987. Ms. Shaughnessy, also a manager of the common stock portion of the Fund's portfolio, has been employed by MFS since 1991 and served as an analyst with Harvard Management Company prior to that time.

         In certain instances there may be securities which are suitable for the Fund's portfolio as well as for portfolios of other clients of MFS. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as the Fund is concerned, in other cases, however, it may produce increased investment opportunities for the Fund.

         Putnam Investment Management, Inc. Putnam Investment Management, Inc. ("Putnam Management") will serve as Sub-Adviser to the Putnam Diversified Income Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement TIA pays Putnam Management an annual fee calculated at the rate of 0.35% of the Portfolio's average daily net assets, paid monthly.

         Putnam Management principal offices are located at One Post Office Square, Boston, Massachusetts 02109. Putnam is wholly owned subsidiary of Putnam Investments, Inc., a holding company which, except for shares held by employees, is in turn wholly owned by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

         Putnam has been managing mutual funds since 1937. The firm serves as the investment manager for the funds in the Putnam family, with approximately $182 billion in assets in over nine million shareholder accounts as of December 31, 1997. The Putnam Advisory Company, Inc., an affiliate, manages domestic and foreign institutional accounts and foreign mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. Putnam and its affiliates managed over $235 billion in assets as of December 31, 1997.

--------------------------------------------------------------------------------

         Robert M. Paine, D. William Kohli, Gail S. Attridge and Kenneth J. Taubes (each a Senior Vice President of Putnam Management) are primarily responsible for the day-to-day management of the Portfolio. Messers. Paine, Kohli, and Taubes and Ms. Attridge have been employed by Putnam Management since 1987, 1994, 1991 and 1993, respectively. Prior to September, 1994, Mr. Kohli was Executive Vice President and Co-Director of Global Bond Management and Senior Portfolio Manager from 1988 to 1993 at Franklin Advisors/Templeton Investment Counsel. Prior to 1991, Mr. Taubes was Senior Vice President, Finance Division, at United States Trust Company of Boston. Prior to 1993, Ms. Attridge was an International Fixed Income Analyst for Keystone Custodian Funds, Inc.

Board of Directors

         Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment managers, investment sub-advisers, custodian and transfer agent. The SAI contains background information regarding each Director and executive officer of the Fund.

Portfolio Transactions and Distribution

         TIA and each Sub-Adviser are subject to the supervision and direction of the Fund's Board of Directors and manage each Portfolio in accordance with its investment objective and policies, make investment decisions for the Portfolio, place orders to purchase and sell securities and employ professionals who provide research services. All orders for transactions in securities on behalf of a Portfolio are made by management, with broker-dealers selected by management, including affiliated brokers. In placing orders management will seek to obtain the most favorable price and execution available. In selecting broker-dealers, management may consider research and brokerage services furnished to it and its affiliates.

         The Fund's Board of Directors has determined that transactions for the Fund may be executed through any broker-dealer affiliate of the Fund ("Affiliated Broker") if, in the judgement of management, the use of an Affiliated Broker is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Affiliated Broker charges the Fund a fair and reasonable rate consistent with that charged to comparable unaffiliated customers in similar transactions. The Fund will not deal with an Affiliated Broker in any transaction in which such Affiliated Broker acts as principal. In addition, the Alliance Growth Portfolio may not deal with Donaldson, Lufkin & Jenrette ("DLJ") (an affiliate of Alliance Capital) in any transaction in which DLJ acts as principal.

                               SHARES OF THE FUND
================================================================================
General

         The Fund, an open-end managed investment company, was incorporated in Maryland on February 22, 1994. The Fund has an authorized capital of 6,000,000,000 shares with a par value of $.00001 per share. The Board of Directors has authorized the issuance of thirteen series of shares, each representing shares in one of thirteen separate Portfolios. The Directors also have the power to create additional series of shares. The assets of each Portfolio will be segregated and separately managed and a shareowner's interest is in the assets of the Portfolio in which he or she holds shares.

--------------------------------------------------------------------------------

Voting Rights

         The Fund offers its shares only for purchase by insurance company separate accounts. Thus, the insurance company is technically the shareholder of the Fund and, under the 1940 Act, is deemed to be in control of the Fund. Nevertheless, with respect to any Fund shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contractowners who own units in a separate account investment division which corresponds to shares in the Fund in accordance with the procedures set forth in the accompanying prospectus for the applicable contract issued by the insurance company and to the extent required by law. Shares of the Fund attributable to contractowner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

         Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and is entitled to such dividends and distributions out of the net income of that Portfolio as are declared in the discretion of the Directors. Shareowners are entitled to one vote for each share held and will vote by individual Portfolio except to the extent required by the 1940 Act. The Fund is not required to hold annual shareowner meetings, although special meetings may be called for the Fund as a whole, or a specific Portfolio, for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract. Shareowners may cause a meeting of shareowners to be held upon a vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of Directors.

Availability of the Fund

         Investment in the Fund is only available to owners of either variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. It is possible that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts to be invested simultaneously in the Fund. However, the Fund does not currently foresee any disadvantages to the contractowners of the different contracts which are funded by such separate accounts. The Board monitors events for the existence of any material irreconcilable conflict between or among such owners, and each insurance company will take whatever remedial action may be necessary to resolve any such conflict. Such action could include the sale of Fund shares by one or more of the insurance company separate accounts which fund these contracts, which could have adverse consequences to the Fund. Material irreconcilable conflicts could result from, for example: (a) changes in state insurance laws; (b) changes in U.S. federal income tax laws; or (c) differences in voting instructions between those given by variable annuity contractowners and those given by variable life insurance contractowners. If the Board were to conclude that separate series of the Fund should be established for variable annuity and variable life separate accounts, each insurance company would bear the attendant expenses. Should this become necessary, contractowners would presumably no longer have the economies of scale resulting from a larger combined mutual fund.

                        DETERMINATION OF NET ASSET VALUE
================================================================================

         The net asset value of each Portfolio's shares is determined as of the close of regular trading on the NYSE, which is currently 4:00 P.M. New York City time on each day that the NYSE is open, by dividing the Portfolio's net assets by the number of its shares outstanding. Securities owned by a Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales price on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with

--------------------------------------------------------------------------------
respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Fixed income obligations are valued at the mean of bid and asked prices based on market quotations for those securities or if no quotations are available, then for securities of similar type, yield and maturity. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the Portfolio's net assets, and current market value of such options sold by a Portfolio will be subtracted from that Portfolio's net assets. Any other investments of a Portfolio, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that a Portfolio could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by management.

         Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of a Portfolio may not take place contemporaneously with the determination of the prices of investments held by such Portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in a Portfolio's net asset value unless management under the supervision of the Fund's Board of Directors, determines that the particular event would materially affect the net asset value. As a result, a Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to such Portfolio.

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                                                                              31

                                   APPENDIX A
================================================================================

                           RATINGS ON DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

         Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

         A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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32

Standard & Poor's

         AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' or 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

         L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

         + - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

         * - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

         NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch IBCA, Inc.

         AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

         AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

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                                                                              33

         A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

         BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

         BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

         B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

         CCC, CC, C - Default on bonds rated CCC,CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

         Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

         Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

         A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

         A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

--------------------------------------------------------------------------------

Fitch IBCA, Inc.

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

         Fitch's short-term ratings are as follows:

         F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

         F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

         F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.

Duff & Phelps Inc.

         Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

         Duff 1 - Indicates a high certainty of timely payment.

         Duff 2 - Indicates a good certainty of timely payment: liquidity factors and company fundamentals are sound.

The Thomson BankWatch ("TBW")

         TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.
--------------------------------------------------------------------------------

                      [This page intentionally left blank]

--------------------------------------------------------------------------------

36


                           TRAVELERS SERIES FUND INC.
                              388 Greenwich Street
                            New York, New York 10013
                                 1-800-842-8573

        The Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio and the Smith Barney Money Market Portfolio are three of thirteen portfolios that currently comprise Travelers Series Fund Inc. (the "Fund"), the investment underlying certain variable annuity and variable life insurance contracts.

        The Investment objectives of the Smith Barney Large Cap Value Portfolio are current income and long-term growth of income and capital. The Portfolio attempts to achieve its objectives by investing primarily, but not exclusively, in common stocks.

        The investment objective of the Smith Barney International Equity Portfolio is total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.

        The investment objectives of the Smith Barney Money Market Portfolio are maximum current income and preservation of capital.

        Shares of the Fund are offered only to insurance company separate accounts (the "Separate Accounts"), which fund certain variable annuity and variable life insurance contracts (the "Contracts"). The Separate Accounts invest in shares of one or more of the Portfolios in accordance with allocation instructions received from Contract owners. Such allocation rights are further described in the accompanying Contract prospectus.

        Shares of each Portfolio are offered to Separate Accounts at their net asset value, without a sales charge, next determined after receipt of an order by an insurance company. The offering of shares of a Portfolio may be suspended from time to time and the Fund reserves the right to reject any specific purchase order.

        Shares of the Smith Barney Money Market Portfolio are not insured or guaranteed by the U.S. Government. There is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

THIS PROSPECTUS, WHICH SETS FORTH CONCISE INFORMATION ABOUT THE FUND THAT PROSPECTIVE INVESTORS SHOULD KNOW BEFORE INVESTING, SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION ("SAI"), ALSO REFERRED TO AS "PART B", DATED FEBRUARY 27, 1998 IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND IS AVAILABLE FROM THE FUND, WITHOUT CHARGE, BY WRITING TO THE FUND AT THE ABOVE ADDRESS OR CALLING THE TELEPHONE NUMBER LISTED ABOVE.

     This Prospectus should be read in conjunction with the prospectus for the Contracts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               THE DATE OF THIS PROSPECTUS IS FEBRUARY 27, 1998.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
================================================================================

FINANCIAL HIGHLIGHTS ...................................................   1

THE FUND'S INVESTMENT PROGRAM ..........................................   4
    Smith Barney Large Cap Value Portfolio .............................   4
    Smith Barney International Equity Portfolio ........................   5
    Smith Barney Money Market Portfolio ................................   6

SPECIAL INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS...................   8

DIVIDENDS, DISTRIBUTIONS AND TAXES .....................................  17

REDEMPTION OF SHARES ...................................................  17

PERFORMANCE ............................................................  18

MANAGEMENT .............................................................  18

SHARES OF THE FUND .....................................................  21

DETERMINATION OF NET ASSET VALUE .......................................  22

APPENDIX A .............................................................  23

                              FINANCIAL HIGHLIGHTS
================================================================================

         The following information for the three-year period ended October 31, 1997 and for the period from June 16, 1994 (commencement of operations) to October 31, 1994 has been audited in conjunction with the annual audits of the financial statements of each of the portfolios within the Fund by KPMG Peat Marwick LLP, independent auditors. The 1997 financial statements and the independent auditors' reports thereon appear in the October 31, 1997 Annual Reports to Shareholders. The information set out below should be read in conjunction with the financial statements and related notes that also appear within each portfolio's Annual Reports, which are available upon request and incorporated by reference into the Statement of Additional Information.

For a share of capital stock outstanding throughout the period:

                                                                Smith Barney Large Cap Value (1)
                                                   ------------------------------------------------------
                                                     1997            1996           1995          1994(2)
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $14.84          $12.12         $10.14        $10.00
--------------------------------------------------------------------------------------------------------
Income From Operations:
        Net investment income (3)                    0.25            0.32           0.28          0.11
        Net realized and unrealized gain             3.16            2.62           1.76          0.03
--------------------------------------------------------------------------------------------------------
               Total Income from Operations          3.41            2.94           2.04          0.14
--------------------------------------------------------------------------------------------------------
Less Distributions From:
        Net investment income                       (0.18)          (0.17)         (0.06)           --
        Net realized gains                          (0.17)          (0.05)            --            --
--------------------------------------------------------------------------------------------------------
               Total Distributions                  (0.35)          (0.22)         (0.06)           --
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $17.90          $14.84         $12.12        $10.14
--------------------------------------------------------------------------------------------------------
Total Return                                        23.38%          24.55%         20.21%         1.40%++
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                $287,333        $138,712        $39,364        $6,377
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
        Expenses(3)                                  0.69%           0.73%          0.73%         0.73%+
        Net investment income                        2.01            2.35           2.70          2.82%+
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                46%             32%            38%            2%
========================================================================================================
Average commissions paid
on equity security transactions(4)                  $0.06           $0.06          $0.07           --
========================================================================================================

(1)  Formerly known as Smith Barney Income and Growth Portfolio.
(2) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(3) Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc. (the "Manager") has waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager has reimbursed the Smith Barney Large Cap Value Portfolio for $13,120 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the Smith Barney Large Cap Value Portfolio would have been as follows:
                                                              Expense Ratios
                          Per Share Decreases              Without Fee Waivers
                       in Net Investment Income            and Reimbursement
                       ------------------------            --------------------
        1995                   $0.02                              0.94%
        1994                    0.05                              2.08+

(4) As of September 1995, the Securities and Exchange Commission ("SEC") instituted new guidelines requiring the disclosure of average commissions per share.
 +   Annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout the period:

                                                                       Smith Barney International Equity
                                                          ----------------------------------------------------------
                                                               1997            1996           1995           1994(1)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $12.18          $10.48         $10.55         $10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) From Operations:
        Net investment income (loss)(2)                        0.01            0.02           0.03*         (0.03)
        Net realized and unrealized gain (loss)                1.05            1.69          (0.10)          0.58
--------------------------------------------------------------------------------------------------------------------
               Total Income (loss) from Operations             1.06            1.71          (0.07)          0.55
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
        Net investment income                                 (0.01)          (0.01)            --             --
        Net realized gains                                       --              --             --             --
--------------------------------------------------------------------------------------------------------------------
               Total Distributions                            (0.01)          (0.01)            --             --
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $13.23          $12.18         $10.48         $10.55
--------------------------------------------------------------------------------------------------------------------
Total Return                                                   8.73%          16.36%         (0.66)%         5.50%++
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                          $219,037        $143,323        $53,538        $13,811
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
        Expenses (2)                                           1.01%           1.10%          1.44%          1.20%+
        Net investment income (loss)                           0.09            0.23           0.25          (0.73)+
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                          38%             41%            29%            --
====================================================================================================================
Average commissions paid
on equity security transactions (3)(4)                        $0.02           $0.02          $0.01             --
====================================================================================================================

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The Manager has waived a portion of its fees for the period ended October 31, 1994 for the Smith Barney International Equity Portfolio. If such fees were not waived the effect of the per share increase in net investment loss for the Smith Barney International Equity Portfolio would have been $0.03 and the ratio of expenses to average net assets would have been 2.00%+. In addition, during the years ended October 31, 1995 and 1996, the Smith Barney International Equity Portfolio has earned credits from the custodian, which reduces service fees incurred. When the credits are taken into consideration the ratio of expenses to average net assets is 1.21% and 1.05%, respectively; prior year numbers have not been restated to reflect these adjustments.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(4) Trades executed in the United States and Canada have an average commission rate of $0.06 per share. Commission on trades executed outside these countries are generally executed as a percentage of cost or proceeds ranging from 0.5% to 1.00%.
 *   Includes realized gains and losses from foreign currency transactions.
 +   Annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
2

For a share of capital stock outstanding throughout the period:

                                                                         Smith Barney Money Market
                                                          ----------------------------------------------------------
                                                               1997            1996           1995           1994(1)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $1.00           $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------
Income From Operations:
        Net investment income(2)                              0.049           0.049          0.052          0.014
        Net realized and unrealized gain (loss)                  --              --             --             --
--------------------------------------------------------------------------------------------------------------------
               Total Income from Operations                   0.049           0.049          0.052          0.014
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
        Net investment income                                (0.049)         (0.049)        (0.052)        (0.014)
--------------------------------------------------------------------------------------------------------------------
               Total Distributions                           (0.049)         (0.049)        (0.052)        (0.014)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $1.00           $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------
Total Return                                                  5.05%            5.05%          5.35%          1.46%++
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                         $111,168          $99,150        $37,487         $5,278
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
        Expenses(2)                                           0.65%            0.65%          0.65%          0.66%+
        Net investment income                                 4.94             4.86           5.26           3.83 +
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                        n/a              n/a            n/a            n/a
====================================================================================================================
Average commissions paid
on equity security transactions                                n/a              n/a            n/a            n/a
====================================================================================================================

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The Manager has reimbursed the Smith Barney Money Market Portfolio for $15,423 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets of the Smith Barney Money Market Portfolio would have been as follows:

                                                  Expense Ratios
                          Per Share Decreases   Without Fee Waivers
                       in Net Investment Income  and Reimbursement
                       ------------------------ -------------------
                1997             $0.000*               0.67%
                1996              0.001                0.74
                1995              0.003                0.94
                1994              0.005                2.11+

  +  Annualized.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  *  Amount represents less than $0.001.

--------------------------------------------------------------------------------

                          THE FUND'S INVESTMENT PROGRAM
================================================================================

         The Fund consists of thirteen investment portfolios, three of which are offered herein. Each Portfolio has its own investment objective and policies as described in more detail below. Of course, no assurance can be given that a Portfolio's objective will be achieved. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of each Portfolio will fluctuate with the market value of its securities. Additional information about each Portfolio's investment policies and investment risks can be found herein under "Special Investment Techniques and Risk Considerations" and in the SAI.

         The investment objectives and certain investment restrictions designated as such in the SAI are fundamental and may not be changed by the Directors without shareholder approval. Each Portfolio's investment policies, however, are not fundamental and may be changed by the Directors without shareholder approval.

                     Smith Barney Large Cap Value Portfolio

Investment Objectives

         The investment objectives of the Smith Barney Large Cap Value Portfolio (formerly known as Smith Barney Income and Growth Portfolio) are current income and long-term growth of income and capital. The Portfolio attempts to achieve its objectives by investing primarily, but not exclusively, in common stocks. The Portfolio is managed by Mutual Management Corp. ("MMC" or the "Manager") (formerly known as Smith Barney Mutual Funds Management Inc.) (See "Management").

Investment Policies

         The Smith Barney Large Cap Value Portfolio invests primarily in common stocks offering a current return from dividends and in interest-paying debt obligations (such as U.S. Government securities, investment grade bonds and debentures) and high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. Government securities with broker/dealers or other financial institutions). Under normal market conditions at least 65% of the Portfolio's assets will be invested in equity securities. The Portfolio may also purchase preferred stocks and convertible securities. In the selection of common stock investments, emphasis is generally placed on issues with established dividend records as well as potential for price appreciation. From time to time, however, a portion of the assets may be invested in non-dividend paying stocks. Under unusual economic or market conditions as determined by the Manager, for defensive purposes the Portfolio may temporarily invest all or a major portion of its assets in short-term U.S. Government securities. A higher percentage of debt securities may also be held when deemed advisable by the Manager. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfolio's investment objectives.

         The Portfolio may make investments in foreign securities, though management currently intends to limit such investments to 5% of the Portfolio's assets, and an additional 10% of its assets may be invested in sponsored American Depositary Receipts ("ADRs"), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Portfolio will ordinarily purchase foreign securities that are traded in the U.S. It may, however, also purchase the securities of foreign issuers directly in foreign markets. The Portfolio may also lend up to 20% of the value of its total assets and may purchase or sell securities on a when-issued or delayed delivery basis.

--------------------------------------------------------------------------------
4

                  Smith Barney International Equity Portfolio

Investment Objective

         The investment objective of the Smith Barney International Equity Portfolio is to provide a total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers. The Portfolio is managed by MMC.

Investment Policies

         Under normal market conditions, the Smith Barney International Equity Portfolio will invest at least 65% of its assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to such securities and up to 35% of its assets in bonds, notes and debt securities (consisting of securities issued in Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions) of established non-U.S. issuers. Investments may be made for capital appreciation or for income or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. There is no limitation on the percent or amount of the Portfolio's assets which may be invested for growth or income and, therefore, from time to time the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income.

         In seeking to achieve its objective, the Portfolio presently expects to invest its assets primarily in common stocks of established non-U.S. companies that, in the opinion of the Manager, have potential for growth of capital. However, there is no requirement that the Portfolio invests exclusively in common stocks or other equity securities, and, when the Manager believes that the return on debt securities will equal or exceed the return on common stocks, the Portfolio may, in seeking its objective of total return, substantially increase its holdings (up to a maximum of 35% of its assets) in debt securities. In determining whether the Portfolio will be invested for capital appreciation or for income or any combination of both, the Manager regularly analyzes a broad range of international equity and fixed income markets in order to asses the degree of risk and level of return that can be expected from each market.

         The Portfolio will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different countries. Except as stated below, the Portfolio will invest at least 65% of its assets in companies organized or governments located in any area of the world other than the U.S., such as the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., United Kingdom, Germany, the Netherlands, France, Italy, Switzerland), Eastern Europe (e.g. Hungary, Poland, The Czech Republic and the countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile and Venezuela), Australia, Canada and such other areas and countries as the Manager may determine from time to time. Allocation of the Portfolio's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the Portfolio assets in one or a few countries or currencies will subject the Portfolio to greater risks than if the Portfolio's assets were not geographically concentrated.

         Under unusual economic or market conditions as determined by the Manager, for defensive purposes the Portfolio may temporarily invest all or a major portion of its assets in U.S. government securities or in debt or equity securities of companies incorporated in and having their principal business activities in the United States. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfolio's investment objective.

--------------------------------------------------------------------------------

         In determining the appropriate distribution of investments among various countries and geographic regions, the Manager ordinarily considers the following factors: prospects for relative economic growth between countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In the future, if any other relevant factors arise they will also be considered. In analyzing companies for investment, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the company to compete successfully in its market place. Ordinarily, the Manager will not view a company as being sufficiently well established to be considered for inclusion in the Portfolio unless the company, together with any predecessors, has been operating for at least three fiscal years. However, the Portfolio may invest up to 5% of its assets in such "unseasoned" issuers.

         It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

         In order to protect the dollar equivalent value of its portfolio securities against declines resulting from currency value fluctuations and changes in interest rate or other market changes, the Portfolio may enter into the following hedging transactions: forward foreign currency contracts, interest rate and currency swaps and financial instrument and market index futures contracts and related options contracts. In addition, the Portfolio may engage in leveraging, enter into repurchase agreements and lend portfolio securities.

         To the extent that the Portfolio's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equivalents.

                      Smith Barney Money Market Portfolio

Investment Objectives

         The investment objectives of the Smith Barney Money Market Portfolio are maximum current income and preservation of capital. The Portfolio is managed by MMC.

Investment Policies

         The Smith Barney Money Market Portfolio seeks to achieve its objectives by investing in bank obligations and high quality commercial paper, corporate obligations and municipal obligations, in addition to U.S. Government securities and related repurchase agreements. Shares of the Portfolio are not insured or guaranteed by the U.S. Government. The Portfolio has adopted certain investment policies to assure that, to the extent reasonably possible, the Portfolio's price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. In order to minimize fluctuations in market price the Portfolio will not purchase a security with a remaining maturity of greater than 13 months (or that is deemed to have a remaining maturity of greater than 13 months) or maintain a dollar-weighted average portfolio maturity in excess of 90 days (securities used as collateral for repurchase agreements are not subject to these restrictions). The Portfolio's investments will be limited to U.S. dollar-denominated instruments that its Board of Directors determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Portfolio. The term Eligible

--------------------------------------------------------------------------------
6

Securities includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Portfolio acquires the security. The NRSROs currently designated as such by the Securities and Exchange Commission (the "SEC") are S&P, Moody's, Fitch IBCA, Inc. (formerly Fitch Investors Service, Inc.) ("Fitch"), Duff and Phelps Inc., and Thomson BankWatch. See Appendix A for a discussion of the ratings categories of the NRSROs.

         The Portfolio may enter into repurchase agreements collateralized by U.S. Government securities with any broker/dealer or other financial institution that is deemed creditworthy by the Manager, under guidelines approved by the Fund's Board of Directors. The Portfolio will not enter into a repurchase agreement on behalf of the Portfolio if, as a result thereof, more than 10% of the Portfolio's net assets (taken at current value) at that time would be subject to repurchase agreements maturing in more than seven days.

         The following are also permitted investments for the Portfolio:

         High Quality Commercial Paper. The Portfolio's purchase of commercial paper is restricted to direct obligations of issuers that at the time of purchase are Eligible Securities that are rated by at least one NRSRO in the highest category for short-term debt securities or comparable unrated securities. The Portfolio may invest without limit in the commercial paper of foreign issuers.

         High Quality Corporate Obligations. Obligations of corporations that are: (1) rated AA or better by S&P or Aa or better by Moody's or (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in one of the two highest rating categories for short-term debt obligations. The Portfolio will only invest in corporate obligations with remaining maturities of 13 months or less.

         Bank Obligations. Obligations (including certificates of deposit, bankers' acceptances and fixed time deposits) and securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by the Smith Barney Money Market Portfolio will not be fully insured. The Portfolio currently intends to limit its investment in fixed time deposits with an ultimate maturity of from two business days to six months and will invest in such time deposits only if, when combined with other illiquid assets of the Portfolio, not more than 10% of its assets would be invested in all such instruments. The Portfolio may also invest in securities of foreign branches of U.S. banks. Such investments involve considerations that are not ordinarily associated with investing in domestic certificates of deposit. (See "Foreign Securities.") The Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, London, Nassau, Tokyo and Toronto.

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                                                                               7

         The purchase of obligations of foreign banks will involve similar investment and risk considerations that are applicable to investing in obligations of foreign branches of U.S. banks. (See "Foreign Securities.") These factors will be carefully considered by the Manager in selecting investments for the Portfolio.

         High Quality Municipal Obligations. Debt obligations of states, cities, counties, municipalities, municipal agencies and regional districts rated SP-1+ or A-1 or AA or better by S&P or MIG 2, VMIG 2, or Prime-1 or Aa or better by Moody's or, if not rated, are determined by the Sub-Adviser to be of comparable quality. At certain times, supply/demand imbalances in the tax-exempt market cause municipal obligations to yield more than taxable obligations of equivalent credit quality and maturity length. The purchase of these securities could enhance the Portfolio's yield. The Portfolio will not invest more than 10% of its total assets in municipal obligations.

         The Portfolio may, to a limited degree, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of the portfolio security prior to its maturity if it believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, the Portfolio may realize a gain or loss.

         As a matter of fundamental policy, the Portfolio may borrow money from banks for temporary purposes but only in an amount up to 10% of the value of its total assets and may pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Portfolio will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes. The Portfolio may also lend its portfolio securities to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 20% of the Portfolio's total assets, taken at value.

         Notwithstanding any of the foregoing investment restrictions, the Smith Barney Money Market Portfolio may invest up to 100% of its assets in U.S. Government securities.


             SPECIAL INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS
================================================================================

         Foreign Securities. Each of the Portfolios may purchase securities issued by foreign governments, corporations or banks. The Smith Barney Money Market Portfolio may also purchase securities of foreign branches of U.S. banks and of domestic and foreign branches of foreign banks.

         Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political, social, economic and diplomatic developments, the possible imposition of exchange controls or other foreign governmental laws or restrictions and, with respect to certain countries, the possibility of expropriation of assets, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Portfolios. Securities of some foreign companies and banks are less liquid and more volatile than securities of comparable domestic companies and banks. Non-U.S. securities markets, while growing in volume have, for the most part, substantially less volume than U.S. markets, and there is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or the investors. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be

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8
encountered in settling securities transactions in certain foreign markets, and the Portfolios will incur costs in converting foreign currencies into U.S. dollars. Custody and transaction charges are generally higher for foreign securities. There is also a risk of the adoption of government regulations that might adversely affect the payment of principal and interest on securities held by a Portfolio. In addition, a Portfolio may encounter greater difficulties in invoking legal processes abroad than would be the case in the U.S. Finally, changes in foreign currency exchange rates will, to the extent a Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.

         Securities of Emerging Markets. Because of the special risks associated with investing in emerging markets, an investment in the Smith Barney International Equity Portfolio, may be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

         Emerging market countries include any country determined by the investment adviser or sub-adviser, as the case may be, to have an emerging market economy, taking into account a number of factors, including the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The investment adviser (or sub-adviser) determines an issuer's principal trading market for its securities and the source of its revenues and assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; or (d) the issuer has 50% or more of its assets in that country.

         Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments and the repatriation of capital invested. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that any investments that the Portfolio might make in an emerging market would not be expropriated, nationalized or otherwise confiscated at some time in the future. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Portfolio could lose its entire investment in that market. Many emerging market countries have also experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economics and securities of certain emerging market countries.

         Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

         The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

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                                                                               9

         In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Portfolio to make intended securities purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the portfolio securities in such markets may not be readily available. Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act") permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(a) of the 1940 Act. During the period commencing from the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Board of Directors.

         Securities Lending. Each Portfolio may seek to increase its net investment income by lending portfolio securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government securities or other liquid debt securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         Repurchase Agreements. Each Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. Each Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. Repurchase agreements are considered loans by the Portfolios. The Portfolios will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by management, under guidelines approved by the Board of Directors.

         When-Issued, Delayed Delivery and Forward Commitment Securities. The Smith Barney Large Cap Value Portfolio and the Smith Barney International Equity Portfolio may each purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such transactions arise when securities are purchased or sold by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Portfolio's custodian will

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10
maintain, in a segregated account on behalf of the Portfolio, cash, U.S. Government securities or other liquid securities having a value equal to or greater than the Portfolio's purchase commitments; the custodian will likewise segregate securities sold on a delayed basis.

         Convertible Securities. The Smith Barney Large Cap Value Portfolio and the Smith Barney International Equity Portfolio can invest in convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

         Convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

         Borrowing and Leverage. Each Portfolio may borrow from banks, on a secured or unsecured basis. If the Portfolio borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage". Only the Smith Barney International Equity Portfolio will utilize leverage. Should the Portfolio engage in leverage, immediately after such borrowing the value of its assets, including the amount borrowed, less liabilities, must be equal to at least 300% of the amount borrowed, plus all outstanding borrowings.

         Leverage creates an opportunity for increased returns to shareholders of the Smith Barney International Equity Portfolio but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's yield. Although the principal or stated value of such borrowings will be fixed, the portfolio assets may change in value during the time the borrowing is outstanding. By leveraging the Portfolio, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. Leverage will create interest or dividend expenses for the Portfolio which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest and other charges the Portfolio will have to pay in respect thereof, the Portfolio's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Portfolio will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Portfolio.

         Illiquid and Restricted Securities. Each Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A"). Each Portfolio may also invest a portion of its assets in illiquid investments, which include repurchase agreements maturing in more than seven days and restricted securities. The Board of Directors may determine, based upon a

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                                                                              11
continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Directors has adopted guidelines and delegated to management the daily function of determining and monitoring liquidity of restricted securities available pursuant to Rule 144A. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Rule 144A restricted securities will develop, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Investments in restricted securities could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The Portfolios may also purchase restricted securities that are not registered under Rule 144A.

         Futures, Options and Currency Transactions. Consistent with its investment objective and policies, the Smith Barney International Equity Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government or foreign government securities or equity or fixed-income securities ("futures contracts"), and may buy and write put and call options to buy or sell futures contracts ("options on futures contracts"). When the Portfolio buys or sells a futures contract it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. An option on a futures contract gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date.

         The Portfolio will not enter into transactions in futures contracts and options on futures contracts for speculation and will not enter into such transactions other than to hedge against potential changes in interest or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the Portfolio's securities or the prices of securities which the Portfolio is considering buying at a later date. The Portfolio, however, may enter into futures contracts and options on futures contracts for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets.

         Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities. Since all transactions in the futures market are made through a member of, and are offset or fulfilled through a clearinghouse associated with, the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it buys or sells futures contracts.

         The Portfolio will not (1) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Portfolio and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Portfolio or (2) enter into any futures contracts or options on futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions and options on futures contracts written by the Portfolio would exceed the market value of the total assets of the Portfolio. See the SAI for further discussion of the use, risks and costs associated with futures contracts and options on futures contracts.

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12

         Forward Currency Transactions. The Smith Barney International Equity Portfolio may enter into forward foreign currency exchange contracts ("forward currency contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and other currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) at a future date which is individually negotiated between currency traders and their customers. The Portfolio may enter into a forward currency contract, for example, when it enters into a contract to buy or sell a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, when the Portfolio believes that a foreign currency in which the portfolio securities are denominated may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward currency contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in that currency, or, when the Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, the Portfolio may enter into a forward currency contract to buy that foreign currency for a fixed U.S. dollar amount ("position hedge"). The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase of investments denominated in that currency but has not yet done so ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract with respect to a different foreign currency when the Portfolio believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the Portfolio are denominated ("cross hedge"). The Portfolio may invest in forward currency contracts with stated contract values of up to the value of the Portfolio's assets.

         The Portfolio also may enter into forward contracts to buy or sell at a later date instruments in which the Portfolio may invest directly or on financial indices based on those instruments. The market for those types of forward contracts is developing and it is not currently possible to identify instruments on which forward contracts might be created in the future. See the SAI for further discussion of the use, risks and costs of forward contracts.

         The Portfolio may also enter into currency swaps where each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate.

         Currency Risks. Because the Smith Barney International Equity Portfolio may invest substantially in securities denominated in currencies other than the U.S. dollar, or may hold foreign currencies, the Portfolio will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Portfolio's shares and also may affect the value of dividends and interest earned by the Portfolio and gains and losses realized by the Portfolio. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

         Options on Securities and on Foreign Currencies. In an effort to reduce fluctuations in net asset value or to increase its portfolio return, the Smith Barney International Equity Portfolio may write covered put and call options and may buy put and call options and warrants on securities traded on U.S. and foreign securities exchanges. The purpose of such transactions is to hedge against changes in the market value of portfolio

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                                                                              13
securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. The Portfolio may write and buy options on the same types of securities that the Portfolio could buy directly and may buy options on financial indices as described above with respect to futures contracts. There are no specific limitations on the writing and buying of options on securities.

         A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

         A call option is "covered" if the Portfolio owns the underlying security covered by the call. If a "covered" call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Prior to its expiration, a call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs. The Portfolio also may write a covered call option to cross-hedge if the Portfolio does not own the underlying security. The option is designed to provide a hedge against a decline in value in another security which the Portfolio owns or has the right to acquire.

         In purchasing an option, the Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option bought by the Portfolio were permitted to expire without being sold or exercised, the Portfolio would lose the amount of the premium.

         Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

         If a put or call option written by the Portfolio were exercised, the Portfolio would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the Portfolio at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Portfolio to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The Portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

         The Portfolio may buy put and call options and may write covered put and call options on foreign currencies to hedge against declines in the U.S. dollar value of foreign currency-denominated securities held by the Portfolio and against increases in the U.S. dollar cost of foreign currency-denominated securities being considered for purchase by the Portfolio. As in the case of other options, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against

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14
fluctuations in exchange rates, although, in the event of rate movements adverse to the Portfolio's options position, the option may expire worthless and the Portfolio will lose the amount of the premium. There is no specific percentage limitation on a Portfolio's investments in options on foreign currencies.

         The Portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the Portfolio is permitted to invest directly. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted by management for monitoring the creditworthiness of those entities. To the extent that an option bought or written by the Portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the Portfolio's obligations under an option written by the Portfolio, as the case may be, will be subject to the Portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the Portfolio to effect an offsetting transaction at a time when management believes it would be advantageous for the Portfolio to do so. See the SAI for a further discussion of the use, risks and costs of option trading.

         Swaps and Swap-Related Products. As one way of managing its exposure to different types of investments, the Smith Barney International Equity Portfolio may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors. Swaps involve the exchange by the Portfolio with another party of cash payments based upon different interest rate indexes, currencies, and other prices or rates, such as the value of mortgage prepayment rates. For example, in the typical interest rate swap, the Portfolio might exchange a sequence of cash payments based on a floating rate index for cash payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a principal amount determined by the parties.

         The Portfolio may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to exchange payments in dollars for payments in foreign currency, in each case based on a fixed rate, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Portfolio's investments and its share price and yield.

         Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

         Swaps, caps, floors and collars are highly specialized activities which involve certain risks. See the Statement of Additional Information for a further discussion on the risks involved in these activities.

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                                                                              15

         Special Investment Considerations and Risks With Respect to Futures, Options and Currency Transactions and Swaps and Swap-Related Products. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the Portfolio invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, the Portfolio may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

         With respect to interest rate swaps, the Portfolio recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the Portfolio's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the Portfolio's ability to offset the swap at any time.

         The Portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the Portfolio as the possible loss of the entire premium paid for an option bought by the Portfolio, the inability of the Portfolio, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Portfolio will be able to use those instruments effectively for the purposes set forth above. See the SAI for a further discussion of the use, risks and costs of these instruments.

         In connection with its transactions in futures, options, swaps and forwards, each Portfolio may be required to place assets in a segregated account with the Portfolio's custodian bank to ensure that the Portfolio will be able to meet its obligations under these instruments. Assets held in a segregated account generally may not be disposed of for so long as the Portfolio maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the Portfolio's assets could impede implementation of the Portfolio's investment policies or the Portfolio's ability to meet redemption requests or other current obligations.

         U.S. Government Securities. Each Portfolio may invest in U.S. Government securities, which are debt obligations issued or guaranteed as to payment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds, certain mortgage participation certificates and collateralized mortgage obligations) or by its agencies and instrumentalities (such as GNMA, the Student Loan Marketing Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, FHLMC, the U.S. Postal Service, the Federal Financing Bank and
FNMA). Some of these securities (such as Treasury bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Federal Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obligations of FNMA and the Student Loan Marketing Association) are supported only by the credit of the instrumentality.

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16

         Portfolio Turnover. Although it is anticipated that most investments of each Portfolio (except the Smith Barney Money Market Portfolio) will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when management believes that portfolio changes are appropriate. The historical portfolio turnover rates for each Portfolio (except the Smith Barney Money Market Portfolio) are included in the Financial Highlights tables above. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Portfolio turnover rates for the Smith Barney Money Market Portfolio are not shown because of the short-term nature of the investments owned by the Portfolio.

         Year 2000. The investment management services provided to the Fund by the Manager and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact of the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager have been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

         Each Portfolio of the Fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Code. In order to qualify as a regulated investment company, each Portfolio must meet certain income and diversification tests. As a regulated investment company and provided certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its investment income and net capital gains that it distributes to its shareholders. The Smith Barney Money Market Portfolio intends to declare daily and pay monthly substantially all of its taxable income and to make distributions of net realized capital gains, if any, at least annually. Such distributions are automatically reinvested in additional shares of the Portfolio at net asset value and are includable in gross income of the Separate Accounts holding such shares. See the accompanying Contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

         Each Portfolio of the Fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. If a Portfolio should fail to comply with these regulations, Contracts invested in that Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.


                              REDEMPTION OF SHARES
================================================================================

         The redemption price of the shares of each Portfolio will be the net asset value next determined after receipt by the Fund of a redemption order from a Separate Account, which may be more or less than the price paid for the shares. The Fund will ordinarily make payment within one business day, though redemption proceeds must be remitted to a Separate Account on or before the third day following receipt of proper tender,

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                                                                              17
except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.


                                  PERFORMANCE
================================================================================

         From time to time the Fund may include a Portfolio's total return, average annual total return, yield and current distribution return in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. In addition, these figures will not reflect the deduction of the charges that are imposed on the Contracts by the Separate Account (see Contract prospectus) which, if reflected, would reduce the performance quoted. Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gains distributions at net asset value on the ex-dividend dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures. The yield of a Portfolio refers to the net investment income earned by investments in the Portfolio over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investments during that thirty-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Fund calculates current distribution return for each Portfolio by dividing the distributions from investment income declared during the most recent period by the net asset value on the last day of the period for which current distribution return is presented. A Portfolio's current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate Account, should be considered when comparing the Portfolio's current distribution return to yields published for other investment companies and other investment vehicles.


                                   MANAGEMENT
================================================================================

The Investment Manager:

         MMC manages the investment operations of each Portfolio, pursuant to management agreements entered into by the Fund on behalf of each such Portfolio.

         By written agreement the research and other departments and staff of Smith Barney Inc. ("Smith Barney") furnish MMC with information, advice and assistance and are available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by MMC on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services.

         Under each management agreement MMC is responsible for furnishing or causing to be furnished to each applicable Portfolio advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of the Portfolio, bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund.

--------------------------------------------------------------------------------
18

         For the services provided by MMC, each Portfolio pays MMC an annual management fee calculated at a rate equal to the following percentage of its average daily net assets, paid monthly.

         Smith Barney Large Cap Value Portfolio           0.65%
         Smith Barney International Equity Portfolio      0.90%
         Smith Barney Money Market Portfolio              0.60%

         Although the management fee paid by the Smith Barney International Equity Portfolio is greater than that paid by most mutual funds, management has determined that each fee is comparable to the fee charged by other investment advisers of mutual funds that have similar investment objectives and policies.

         The management agreement further provides that all other expenses not specifically assumed by MMC under the management agreement on behalf of a Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under federal and state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each of the Fund's Portfolios; general corporate expenses are allocated on the basis of relative net assets.

         MMC was incorporated in 1968 under the laws of the State of Delaware. It is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), the parent company of Smith Barney. SSBH is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), which is a financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. MMC, Smith Barney and SSBH are each located at 388 Greenwich Street, New York, New York 10013. MMC also acts as investment manager to numerous other investment companies having aggregate assets as of the date of this Prospectus of approximately $94 billion. Smith Barney also advises profit-sharing and pension accounts. Smith Barney and its affiliates may in the future act as investment advisers for other accounts.

         Portfolio Management by MMC. MMC serves as the investment adviser to Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio and Smith Barney Money Market Portfolio. MMC manages the day to day operations of each such Portfolio pursuant to a management agreement entered into by the Fund on behalf of each Portfolio. Under each management agreement, MMC will (a) manage the Portfolio's assets in accordance with the Portfolio's investment objective(s) and policies as stated in the Prospectus and the SAI;
(b) make investment decisions for the Portfolio; (c) place purchase and sale orders for portfolio transactions on behalf of the Portfolio; (d) employ professional portfolio managers and securities analysts who provide research services to the Portfolio; (e) administer the Portfolio's corporate affairs and, in connection therewith, furnish the Portfolio with office facilities and with clerical, bookkeeping and recordkeeping services at such office facilities; and
(f) prepare reports to shareholders and reports to and filings with the SEC and state blue sky authorities if applicable. In providing these services, MMC will conduct a continual program of investment, evaluation and, if appropriate, sale and reinvestment of each Portfolio's assets.

--------------------------------------------------------------------------------

         Bruce D. Sargent, a Vice President of the Fund, is the portfolio manager of the Smith Barney Large Cap Value Portfolio. Mr. Sargent manages the day to day operations of the Smith Barney Large Cap Value Portfolio and has been involved in equity investing for over 27 years. He currently manages over $20 billion of institutional and mutual fund assets.

         The Smith Barney International Equity Portfolio is managed by Maurits
E. Edersheim and a team of seasoned international equity portfolio managers, who collectively have over 129 years of experience. Mr. Edersheim is Chairman and Advisory Director of Smith Barney World Funds, Inc. and is Deputy Chairman of Smith Barney International Incorporated. Prior to joining Smith Barney in 1990, Mr. Edersheim was Deputy Chairman and Director of Drexel Burnham Lambert Incorporated ("Drexel Burnham"). Mr. James Conheady and Mr. Jeffrey Russell, both Vice Presidents of the Fund and Managing Directors of Smith Barney are members of the international equity team, and are responsible for the day-to-day operations of the Smith Barney International Equity Portfolio, making all of the investment decisions for the Portfolio since its inception. Together, Mr. Conheady and Mr. Russell currently manage in excess of $4 billion in global equity assets for other investment companies and managed accounts. Prior to joining Smith Barney in February 1990, Mr. Conheady was a First Vice President and Mr. Russell was a Vice President of Drexel Burnham.

Board of Directors

         Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment managers, investment sub-advisers, custodian and transfer agent. The SAI contains background information regarding each Director and executive officer of the Fund.

Portfolio Transactions and Distribution

         MMC is subject to the supervision and direction of the Fund's Board of Directors and manage the applicable Portfolio in accordance with its investment objective and policies, make investment decisions for the Portfolio, place orders to purchase and sell securities and employ professionals who provide research services. All orders for transactions in securities on behalf of a Portfolio are made by management, with broker-dealers selected by management, including affiliated brokers. In placing orders management will seek to obtain the most favorable price and execution available. In selecting broker-dealers, management may consider research and brokerage services furnished to it and its affiliates.

         Smith Barney distributes shares of the Fund as principal underwriter. In addition, the Fund's Board of Directors has determined that transactions for the Fund may be executed through Smith Barney or any broker-dealer affiliate of Smith Barney (each, an "Affiliated Broker") if, in the judgement of management, the use of an Affiliated Broker is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Affiliated Broker charges the Fund a fair and reasonable rate consistent with that charged to comparable unaffiliated customers in similar transactions. The Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal.

--------------------------------------------------------------------------------
20

                               SHARES OF THE FUND
================================================================================

General

         The Fund, an open-end managed investment company, was incorporated in Maryland on February 22, 1994. The Fund has an authorized capital of 6,000,000,000 shares with a par value of $.00001 per share. The Board of Directors has authorized the issuance of thirteen series of shares, each representing shares in one of thirteen separate Portfolios. The Directors also have the power to create additional series of shares. The assets of each Portfolio will be segregated and separately managed and a shareowner's interest is in the assets of the Portfolio in which he or she holds shares.

Voting Rights

         The Fund offers its shares only for purchase by insurance company separate accounts. Thus, the insurance company is technically the shareholder of the Fund and, under the 1940 Act, is deemed to be in control of the Fund. Nevertheless, with respect to any Fund shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contractowners who own units in a separate account investment division which corresponds to shares in the Fund in accordance with the procedures set forth in the accompanying prospectus for the applicable contract issued by the insurance company and to the extent required by law. Shares of the Fund attributable to contractowner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

         Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and is entitled to such dividends and distributions out of the net income of that Portfolio as are declared in the discretion of the Directors. Shareowners are entitled to one vote for each share held and will vote by individual Portfolio except to the extent required by the 1940 Act. The Fund is not required to hold annual shareowner meetings, although special meetings may be called for the Fund as a whole, or a specific Portfolio, for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract. Shareowners may cause a meeting of shareowners to be held upon a vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of Directors.

Availability of the Fund

         Investment in the Fund is only available to owners of either variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. It is possible that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts to be invested simultaneously in the Fund. However, the Fund does not currently foresee any disadvantages to the contractowners of the different contracts which are funded by such separate accounts. The Board monitors events for the existence of any material irreconcilable conflict between or among such owners, and each insurance company will take whatever remedial action may be necessary to resolve any such conflict. Such action could include the sale of Fund shares by one or more of the insurance company separate accounts which fund these contracts, which could have adverse consequences to the Fund. Material irreconcilable conflicts could result from, for example: (a) changes in state insurance laws; (b) changes in U.S. federal income tax laws; or (c) differences in voting instructions between those given by variable annuity contractowners and those given by variable life insurance contractowners. If the Board were to conclude that separate series of the Fund should be established for variable annuity and variable life separate accounts, each insurance company would bear the attendant expenses. Should this become necessary, contractowners would presumably no longer have the economies of scale resulting from a larger combined mutual fund.

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                                                                              21

                        DETERMINATION OF NET ASSET VALUE
================================================================================

         The net asset value of each Portfolio's shares is determined as of the close of regular trading on the NYSE, which is currently 4:00 P.M. New York City time on each day that the NYSE is open, by dividing the Portfolio's net assets by the number of its shares outstanding. Securities owned by a Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales price on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Fixed income obligations are valued at the mean of bid and asked prices based on market quotations for those securities or if no quotations are available, then for securities of similar type, yield and maturity. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the Portfolio's net assets, and current market value of such options sold by a Portfolio will be subtracted from that Portfolio's net assets. Any other investments of a Portfolio, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that a Portfolio could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by management.

         Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of a Portfolio may not take place contemporaneously with the determination of the prices of investments held by such Portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in a Portfolio's net asset value unless management under the supervision of the Fund's Board of Directors, determines that the particular event would materially affect the net asset value. As a result, a Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to such Portfolio.

--------------------------------------------------------------------------------
22

                                   APPENDIX A
================================================================================

                          RATINGS ON DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

         Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

         A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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                                                                              23

Standard & Poor's

         AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' or 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

         L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

         + - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

         * - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

         NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch IBCA, Inc.

         AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

         AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

-------------------------------------------------------------------------------
24

         A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

         BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

         BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

         B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

         CCC, CC, C - Default on bonds rated CCC,CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

         Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

         Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

         A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

         A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

--------------------------------------------------------------------------------

Fitch IBCA, Inc.

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner. Fitch's short-term ratings are as follows:

         F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

         F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

         F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade. Duff & Phelps Inc.

         Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

         Duff 1 - Indicates a high certainty of timely payment.

         Duff 2 - Indicates a good certainty of timely payment: liquidity factors and company fundamentals are sound.

The Thomson BankWatch ("TBW")

         TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

--------------------------------------------------------------------------------
26

                          TRAVELERS SERIES FUND INC.
                          MFS Total Return Portfolio
                             388 Greenwich Street
                           New York, New York 10013
                                1-800-842-8573

         The MFS Total Return Portfolio (the "Portfolio") is one of thirteen portfolios that currently comprise Travelers Series Fund Inc. (the "Fund"), the investment underlying certain variable annuity and variable life insurance contracts.

         The Portfolio seeks above-average income (compared to a portfolio invested entirely in equity securities) consistent with prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should be a reasonable opportunity for growth of capital and income.

         Shares of the Fund are offered only to insurance company separate accounts (the "Separate Accounts"), which fund certain variable annuity and variable life insurance contracts (the "Contracts"). The Separate Accounts invest in shares of the Fund in accordance with allocation instructions received from Contract owners. Such allocation rights are further described in the accompanying Contract prospectus.

         Shares of the Portfolio are offered to Separate Accounts at their net asset value, without a sales charge, next determined after receipt of an order by an insurance company. The offering of shares of the Portfolio may be suspended from time to time and the Fund reserves the right to reject any specific purchase order.


THIS PROSPECTUS, WHICH SETS FORTH CONCISE INFORMATION ABOUT THE FUND THAT PROSPECTIVE INVESTORS SHOULD KNOW BEFORE INVESTING, SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION ("SAI"), ALSO REFERRED TO AS "PART B", DATED FEBRUARY 27, 1998 IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND IS AVAILABLE FROM THE FUND, WITHOUT CHARGE, BY WRITING TO THE FUND AT THE ABOVE ADDRESS OR CALLING THE TELEPHONE NUMBER LISTED ABOVE.

   This Prospectus should be read in conjunction with the prospectus for the
                                  Contracts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


               THE DATE OF THIS PROSPECTUS IS FEBRUARY 27, 1998.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
================================================================================
FINANCIAL HIGHLIGHTS ......................................................    1
THE FUND'S INVESTMENT PROGRAM .............................................    2
SPECIAL INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS .....................    3
DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................   16
REDEMPTION OF SHARES ......................................................   17
PERFORMANCE ...............................................................   17
MANAGEMENT ................................................................   18
SHARES OF THE FUND ........................................................   20
DETERMINATION OF NET ASSET VALUE ..........................................   21
APPENDIX A ................................................................   23

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
================================================================================
  The following information for the three-year period ended October 31, 1997 and for the period from June 16, 1994 (commencement of operations) to October 31, 1994 has been audited in conjunction with the annual audits of the financial statements of each of the portfolios within the Fund by KPMG Peat Marwick LLP, independent auditors. The 1997 financial statements and the independent auditors' reports thereon appear in the October 31, 1997 Annual Reports to Shareholders. The information set out below should be read in conjunction with the financial statements and related notes that also appear within each portfolio's Annual Reports, which are available upon request and incorporated by reference into the Statement of Additional Information.

For a share of capital stock outstanding throughout the period:



                                                             MFS Total Return
                                                    ---------------------------------------
                                                    1997      1996       1995      1994(1)
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $  13.13   $  11.53   $  9.98       $10.00
-------------------------------------------------------------------------------------------
Income (loss) From Operations:
     Net investment income (2)                      0.38       0.33      0.45         0.13
     Net realized and unrealized gain (loss)        2.27       1.62      1.15        (0.15)
-------------------------------------------------------------------------------------------
     Total Income (loss) from Operations            2.65       1.95      1.60        (0.02)
-------------------------------------------------------------------------------------------
Less Distributions From:
     Net investment income                         (0.29)     (0.27)    (0.05)          --
     Net realized gains                            (0.18)     (0.08)       --           --
-------------------------------------------------------------------------------------------
     Total Distributions                           (0.47)     (0.35)    (0.05)          --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $  15.31   $  13.13   $ 11.53       $ 9.98
-------------------------------------------------------------------------------------------
Total Return                                       20.64%     17.16%    16.12%       (0.20)%++
-------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)               $263,585   $134,529   $49,363       $8,504
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
     Expenses (2)                                   0.86%      0.91%     0.95%        0.93%+
     Net investment income                          3.54       3.82      4.40         3.51%+
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               99%       139%      104%          18%
===========================================================================================
Average commissions paid
on equity security transactions (3)             $   0.06   $   0.06   $  0.04           --
===========================================================================================

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) Travelers Investment Adviser, Inc. ("TIA") (the "Manager") has waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager has reimbursed the MFS Total Return Portfolio for $13,857 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets of the MFS Total Return Portfolio would have been as follows:

                                        Expense Ratios
             Per Share Decreases      Without Fee Waivers
           in Net Investment Income    and Reimbursement
           ------------------------   -------------------
     1995           $0.01                    1.06%
     1994            0.06                    2.51+

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 +  Annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.
--------------------------------------------------------------------------------

                         THE FUND'S INVESTMENT PROGRAM
================================================================================

  The Fund consists of thirteen investment portfolios one of which is offered herein. The Portfolio's investment objective and policies are described in more detail below. Of course, no assurance can be given that the Portfolio's objective will be achieved. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of the Portfolio will fluctuate with the market value of its securities. Additional information about the Portfolio's investment policies and investment risks can be found herein under "Special Investment Techniques and Risk Considerations" and in the SAI.

  The investment objectives and certain investment restrictions designated as such in the SAI are fundamental and may not be changed by the Directors without shareholder approval. The Portfolio's investment policies, however, are not fundamental and may be changed by the Directors without shareholder approval.

Investment Objectives

  The primary investment objective of the Portfolio is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should also be a reasonable opportunity for growth of capital and income, since many securities offering a better than average yield may also possess growth potential. Thus, in selecting securities for its portfolio, the Portfolio considers each of these objectives. Under normal market conditions, at least 25% of the Portfolio's assets will be invested in fixed income securities and at least 40% and no more than 75% of the Portfolio's assets will be invested in equity securities. The Portfolio is managed by Travelers Investment Adviser, Inc. ("TIA" or the "Manager"); Massachusetts Financial Services Company serves as the Portfolio's Sub-Adviser (the "Sub-Adviser").

Investment Policies

  The Portfolio's policy is to invest in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Fixed income securities and equity securities (which include: common and preferred stocks; securities such as bonds, warrants or rights that are convertible into stock; and depositary receipts for those securities) may be held by the Portfolio. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Portfolio may vary the percentage of assets invested in any one type of security in accordance with the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The Portfolio's debt investments may consist of both "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P or Fitch IBCA, Inc., formerly Fitch Investors Service, Inc. ("Fitch")) and securities that are unrated or are in the lower rating categories (rated Ba or lower by Moody's or BB or lower by S&P or Fitch) (commonly known as "junk bonds") including up to 20% of its net assets in nonconvertible fixed income securities that are in these lower rating categories and comparable unrated securities. See "Lower-Quality and Non-Rated Securities". Generally, most of the Portfolio's long-term debt investments will consist of "investment grade" securities. See Appendix A to this Prospectus for a description of these ratings. It is not the Portfolio's policy to rely exclusively on ratings issued by established credit rating agencies but rather to supplement such ratings with the Sub-Adviser's own independent and ongoing review of credit quality.

  As noted above, the Portfolio invests in lower-rated and unrated corporate debt securities, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Portfolio. See "Lower-Quality and Non-Rated Securities".

--------------------------------------------------------------------------------

  The Portfolio may invest up to 20% (and generally expects to invest between 5% and 20%) of its total assets in foreign securities which are not traded on a U.S. exchange (not including American Depositary Receipts). The Portfolio may invest in American Depositary Receipts. The Portfolio may also invest in emerging market securities, Brady Bonds, U.S. Government securities, mortgage pass-through securities, corporate asset-backed securities, zero-coupon bonds, deferred interest bonds and payment-in-kind bonds. In addition, the Portfolio may enter into repurchase agreements and mortgage dollar roll transactions, may lend its portfolio securities, purchase securities on a when-issued or forward delivery basis, enter into swap transactions and invest in indexed securities and loan participations and other direct indebtedness. The Portfolio may invest up to 15% of its net assets in illiquid securities and may also invest in restricted securities, including Rule 144A Securities. Finally, the Portfolio may engage in various options and futures transactions including options on securities, options on stock indexes, options on foreign currencies, stock indices and foreign currency futures contracts, options on futures contracts, forward foreign currency exchange contracts and yield curve options. See "Special Investment Techniques and Risk Considerations" for additional information about these types of securities.

  The Portfolio will be managed actively with respect to the Portfolio's fixed income securities and the asset allocations modified as the Sub-adviser deems necessary. Although the Portfolio does not intend to seek short-term profits, fixed income securities will be sold whenever the sub-adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held. With respect to its equity securities the Portfolio does not intend to trade in securities for short-term profits and anticipates that portfolio securities ordinarily will be held for one year or longer. However, the Portfolio will effect trades whenever it believes that changes in its portfolio securities are appropriate.

  In addition, when the Sub-adviser believes that investing for defensive purposes is appropriate, such as during periods of unusual or unfavorable market or economic conditions, or in order to meet anticipated redemption requests, up to 100% of the Portfolio's assets may be temporarily invested in cash (including foreign currency) or cash equivalents including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances and repurchase agreements) with assets of $1 billion or more, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. or any foreign government or any of their agencies, authorities or instrumentalities and repurchase agreements.

             SPECIAL INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS
================================================================================

  Foreign Securities. The Portfolio may purchase securities issued by foreign governments, corporations or banks.

  Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political, social, economic and diplomatic developments, the possible imposition of exchange controls or other foreign governmental laws or restrictions and, with respect to certain countries, the possibility of expropriation of assets, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Portfolio. Securities of some foreign companies and banks are less liquid and more volatile than securities of comparable domestic companies and banks. Non-U.S. securities markets, while growing in volume have, for the most part, substantially less volume than U.S. markets, and there is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or the

--------------------------------------------------------------------------------
investors. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets, and the Portfolio will incur costs in converting foreign currencies into U.S. dollars. Custody and transaction charges are generally higher for foreign securities. There is also a risk of the adoption of government regulations that might adversely affect the payment of principal and interest on securities held by the Portfolio. In addition, the Portfolio may encounter greater difficulties in invoking legal processes abroad than would be the case in the U.S. Finally, changes in foreign currency exchange rates will, to the extent the Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.

  Securities of Emerging Markets. Because of the special risks associated with investing in emerging markets, an investment in the Portfolio may be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

  Emerging market countries include any country determined by the investment adviser or sub-adviser, as the case may be, to have an emerging market economy, taking into account a number of factors, including the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The investment adviser (or sub-adviser) determines an issuer's principal trading market for its securities and the source of its revenues and assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; or (d) the issuer has 50% or more of its assets in that country.

  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments and the repatriation of capital invested. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that any investments that the Portfolio might make in an emerging market would not be expropriated, nationalized or otherwise confiscated at some time in the future. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Portfolio could lose its entire investment in that market. Many emerging market countries have also experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economics and securities of certain emerging market countries.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure

--------------------------------------------------------------------------------
and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Portfolio to make intended securities purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

  The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the portfolio securities in such markets may not be readily available. Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act") permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(a) of the 1940 Act. During the period commencing from the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Board of Directors.

  Sovereign Debt. The Portfolio may invest in sovereign debt securities of emerging market governments including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, and in turn the Portfolio's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost

--------------------------------------------------------------------------------
and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although management intends to manage the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

  In recent years, some of the emerging market countries in which the Portfolio expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Russia and Mexico are among the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payments for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  Investors should also be aware that certain sovereign debt instruments in which the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Portfolio may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors.

  Brady Bonds. The Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the governments of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, Philippines, Poland, Slovenia, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Portfolio is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a benchmark that can be used to compare returns of emerging market Brady Bonds with returns in other bond markets, e.g., the U.S. bond market.

--------------------------------------------------------------------------------

  The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

  Loan Participations and Assignments. The Portfolio may invest a portion of its assets in loan participations ("Participations"). By purchasing a Participation, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the Portfolio having a contractual relationship only with the lender not the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Portfolio will acquire Participations only if the lender interpositioned between the Portfolio and the borrower is determined by management to be creditworthy.

  Lower-Quality and Non-Rated Securities. The Portfolio may invest in lower-quality securities. Investments in lower-rated securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before investing in the Portfolio.

  Generally, lower-quality securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Lower-quality securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by a Portfolio, with a commensurate effect on the value of the Portfolio's shares.

  The markets in which lower-quality securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Portfolio to purchase and also may restrict the ability of the Portfolio to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. The public market for lower-quality securities and comparable non-rated securities is relatively new and has not fully weathered a major economic recession. Any such economic downturn could adversely affect the ability of issuers' lower-quality securities to repay principal and pay interest thereon.

  While the market values of lower-quality securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-quality securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of lower-quality securities and

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                                                                               7
comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-quality securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

  Fixed-income securities, including lower-quality securities and comparable non-rated securities, frequently have call and buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Portfolio. If an issuer exercises these rights during periods of declining interest rates, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return to the Portfolio.

  In general, the ratings of nationally recognized statistical rating organizations represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. It is possible that an agency might not change its rating of a particular issue to reflect subsequent events. These ratings will be used by each Portfolio as initial criteria for the selection of portfolio securities, but the Portfolio also will rely upon the independent advice of the Manager or the Sub-Adviser, as the case may be, to evaluate potential investments.

  In light of these risks, management will take various factors into consideration in evaluating the creditworthiness of an issue, whether rated or non-rated. These factors may include, among others, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

  Securities Lending. The Portfolio may seek to increase its net investment income by lending portfolio securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government securities or other liquid debt securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

  Repurchase Agreements. The Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. Repurchase agreements are considered loans by the Portfolio. The Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by management, under guidelines approved by the Board of Directors.

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8

  Dollar Roll Transactions. The Portfolio may enter into "dollar rolls" pursuant to which the Portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days). During the roll period, the Portfolio would forego principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Since the Portfolio will receive interest on the securities in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities must satisfy the quality requirements of the Portfolio and will mature on or before the settlement date on the transaction, management believes that such transactions do not present the risks to the Portfolio that are associated with other types of leverage. The Portfolio will only enter into covered rolls, where there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions are considered borrowings by the Portfolio and will be subject to the Portfolio's overall borrowing limitation. Dollar roll transactions are considered speculative.

  When-Issued, Delayed Delivery and Forward Commitment Securities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Portfolio's custodian will maintain, in a segregated account on behalf of the Portfolio, cash, U.S. Government securities or other liquid securities having a value equal to or greater than the Portfolio's purchase commitments; the custodian will likewise segregate securities sold on a delayed basis.

  Convertible Securities. The Portfolio can invest in convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

  Convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

  Borrowing. The Portfolio may borrow from banks, on a secured or unsecured basis.

  Illiquid and Restricted Securities. The Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A"). The Portfolio may also invest a portion of its assets in illiquid investments, which include repurchase agreements maturing in more than seven days and restricted securities. The Board of Directors may determine, based upon a

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                                                                               9
continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Directors has adopted guidelines and delegated to management the daily function of determining and monitoring liquidity of restricted securities available pursuant to Rule 144A. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Rule 144A restricted securities will develop, the Board will carefully monitor the Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Investments in restricted securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The Portfolio may also purchase restricted securities that are not registered under Rule 144A.

  Zero-Coupon Bonds, Deferred Interest Bonds and Payment-in-Kind Bonds. The Portfolio may invest in zero-coupon and payment-in-kind bonds. The Portfolio also may invest in deferred interest bonds. Zero-coupon and deferred interest bonds are issued at a significant discount from their principal amount. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero-coupon bonds is subject to greater fluctuation in market value in response to changes in market interest rates than bonds of comparable maturity which pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Accordingly, for the Portfolio to continue to qualify for tax treatment as a regulated investment company and to avoid certain excise taxes, the Portfolio may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Portfolio's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

  Futures, Options and Currency Transactions. Consistent with its investment objective and policies, the Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government or foreign government securities or equity or fixed-income securities ("futures contracts"), and may buy and write put and call options to buy or sell futures contracts ("options on futures contracts"). When the Portfolio buys or sells a futures contract it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. An option on a futures contract gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date.

  The Portfolio will not enter into transactions in futures contracts and options on futures contracts for speculation and will not enter into such transactions other than to hedge against potential changes in interest or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the Portfolio's securities or the prices of securities which the Portfolio is considering buying at a later date. The Portfolio, however, may enter into futures contracts and

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10
options on futures contracts for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of a Portfolio's assets.

  Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities. Since all transactions in the futures market are made through a member of, and are offset or fulfilled through a clearinghouse associated with, the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it buys or sells futures contracts.

  The Portfolio will not (1) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Portfolio and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Portfolio or (2) enter into any futures contracts or options on futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions and options on futures contracts written by the Portfolio would exceed the market value of the total assets of the Portfolio. See the SAI for further discussion of the use, risks and costs associated with futures contracts and options on futures contracts.

  Forward Currency Transactions. The Portfolio may enter into forward foreign currency exchange contracts ("forward currency contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and other currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) at a future date which is individually negotiated between currency traders and their customers. The Portfolio may enter into a forward currency contract, for example, when it enters into a contract to buy or sell a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, when the Portfolio believes that a foreign currency in which the portfolio securities are denominated may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward currency contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in that currency, or, when the Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, the Portfolio may enter into a forward currency contract to buy that foreign currency for a fixed U.S. dollar amount ("position hedge"). The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase of investments denominated in that currency but has not yet done so ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract with respect to a different foreign currency when the Portfolio believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the Portfolio are denominated ("cross hedge"). The Portfolio may invest in forward currency contracts with stated contract values of up to the value of the Portfolio's assets. The Portfolio may also enter into forward currency contracts for non-hedging purposes, subject to applicable law.

  The Portfolio also may enter into forward contracts to buy or sell at a later date instruments in which the Portfolio may invest directly or on financial indices based on those instruments. The market for those types of forward contracts is developing and it is not currently possible to identify instruments on which forward contracts might be created in the future. See the SAI for further discussion of the use, risks and costs of forward contracts.

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                                                                              11

  The Portfolio may also enter into currency swaps where each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate.

  Currency Risks. Since the Portfolio invests substantially in securities denominated in currencies other than the U.S. dollar, or that hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Portfolio's shares and also may affect the value of dividends and interest earned by the Portfolio and gains and losses realized by the Portfolio. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

  Options on Securities and on Foreign Currencies. In an effort to reduce fluctuations in net asset value or to increase its portfolio return, the Portfolio may write covered put and call options and may buy put and call options and warrants on securities traded on U.S. and foreign securities exchanges. The purpose of such transactions is to hedge against changes in the market value of portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. The Portfolio may write and buy options on the same types of securities that the Portfolio could buy directly and may buy options on financial indices as described above with respect to futures contracts. There are no specific limitations on the writing and buying of options on securities.

  A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

  A call option is "covered" if the Portfolio owns the underlying security covered by the call. If a "covered" call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Prior to its expiration, a call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs. The Portfolio also may write a covered call option to cross-hedge if the Portfolio does not own the underlying security. The option is designed to provide a hedge against a decline in value in another security which the Portfolio owns or has the right to acquire.

  In purchasing an option, the Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option bought by the Portfolio were permitted to expire without being sold or exercised, the Portfolio would lose the amount of the premium.

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12

  Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

  If a put or call option written by the Portfolio were exercised, the Portfolio would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the Portfolio at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Portfolio to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The Portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

  The Portfolio may buy put and call options and may write covered put and call options on foreign currencies to hedge against declines in the U.S. dollar value of foreign currency-denominated securities held by the Portfolio and against increases in the U.S. dollar cost of foreign currency-denominated securities being considered for purchase by the Portfolio. As in the case of other options, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Portfolio's options position, the option may expire worthless and the Portfolio will lose the amount of the premium. There is no specific percentage limitation on the Portfolio's investments in options on foreign currencies.

  The Portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the Portfolio is permitted to invest directly. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted by management for monitoring the creditworthiness of those entities. To the extent that an option bought or written by the Portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the Portfolio's obligations under an option written by the Portfolio, as the case may be, will be subject to the Portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the Portfolio to effect an offsetting transaction at a time when management believes it would be advantageous for the Portfolio to do so. See the SAI for a further discussion of the use, risks and costs of option trading.

  Swaps and Swap-Related Products. As one way of managing its exposure to different types of investments, the Portfolio may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors. Swaps involve the exchange by the Portfolio with another party of cash payments based upon different interest rate indexes, currencies, and other prices or rates, such as the value of mortgage prepayment rates. For example, in the typical interest rate swap, the Portfolio might exchange a sequence of cash payments based on a floating rate index for cash payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a principal amount determined by the parties.

  The Portfolio may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a

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                                                                              13
specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

  Swap agreements will tend to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to exchange payments in dollars for payments in foreign currency, in each case based on a fixed rate, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Portfolio's investments and its share price and yield.

  Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

  Swaps, caps, floors and collars are highly specialized activities which involve certain risks. See the Statement of Additional Information for a further discussion on the risks involved in these activities.

  Special Investment Considerations and Risks With Respect to Futures, Options and Currency Transactions and Swaps and Swap-Related Products. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the Portfolio invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, the Portfolio may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

  With respect to interest rate swaps, the Portfolio recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the Portfolio's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the Portfolio's ability to offset the swap at any time.

  The Portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the Portfolio as the possible loss of the entire premium paid for an option bought by the Portfolio, the inability of the Portfolio, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can

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14
be given that the Portfolio will be able to use those instruments effectively for the purposes set forth above. See the SAI for a further discussion of the use, risks and costs of these instruments.

  In connection with its transactions in futures, options, swaps and forwards, the Portfolio may be required to place assets in a segregated account with the Portfolio's custodian bank to ensure that the Portfolio will be able to meet its obligations under these instruments. Assets held in a segregated account generally may not be disposed of for so long as the Portfolio maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the Portfolio's assets could impede implementation of the Portfolio's investment policies or the Portfolio's ability to meet redemption requests or other current obligations.

  Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities, which represent pools of mortgage loans assembled for sale to investors by various governmental agencies and government-related organizations, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payment may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S Government to purchase the agencies' obligations. Mortgage pools created by private organizations generally offer a higher rate of interest than governmental and government-related pools because there are no direct or indirect guarantees of payments in the former pools. Timely payment of interest and principal in these pools, however, may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies.

  Collateralized mortgage obligations are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series of classes of the obligations.

  To the extent that the Portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal (which may be made at any time without penalty) may result in some loss of the Portfolio's principal investment to the extent of the premium paid. The yield of the Portfolio that invests in mortgage-related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government related mortgage pools, generally will fluctuate in response to market interest rates.

  Other Asset-Backed Securities. The Portfolio may invest in asset-backed securities arising through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

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                                                                              15

  The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities are not as effective in locking in high long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

  U.S. Government Securities. The Portfolio may invest in U.S. Government securities, which are debt obligations issued or guaranteed as to payment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds, certain mortgage participation certificates and collateralized mortgage obligations) or by its agencies and instrumentalities (such as GNMA, the Student Loan Marketing Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, FHLMC, the U.S. Postal Service, the Federal Financing Bank and FNMA). Some of these securities (such as Treasury bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Federal Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obligations of FNMA and the Student Loan Marketing Association) are supported only by the credit of the instrumentality.

  Portfolio Turnover. Although it is anticipated that most investments of the Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when management believes that portfolio changes are appropriate. The historical portfolio turnover rates are included in the Financial Highlights tables above. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions.

  Year 2000. The investment management services provided to the Fund by the Manager and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact of the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager have been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

  The Portfolio of the Fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Code. In order to qualify as a regulated investment company, the Portfolio must meet certain income and diversification tests. As a regulated investment company and provided certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its investment income and net capital gains that it distributes to its shareholders. Such distributions are automatically reinvested in additional

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16
shares of the Portfolio at net asset value and are includable in gross income of the Separate Accounts holding such shares. See the accompanying Contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

  The Portfolio of the Fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. If the Portfolio should fail to comply with these regulations, Contracts invested in the Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

                             REDEMPTION OF SHARES
================================================================================

  The redemption price of the shares of the Portfolio will be the net asset value next determined after receipt by the Fund of a redemption order from a Separate Account, which may be more or less than the price paid for the shares. The Fund will ordinarily make payment within one business day, though redemption proceeds must be remitted to a Separate Account on or before the third day following receipt of proper tender, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

                                  PERFORMANCE
================================================================================

  From time to time the Fund may include the Portfolio's total return, average annual total return, yield and current distribution return in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. In addition, these figures will not reflect the deduction of the charges that are imposed on the Contracts by the Separate Account (see Contract prospectus) which, if reflected, would reduce the performance quoted. Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gains distributions at net asset value on the ex-dividend dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures. The yield of the Portfolio refers to the net investment income earned by investments in the Portfolio over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investments during that thirty-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Fund calculates current distribution return for the Portfolio by dividing the distributions from investment income declared during the most recent period by the net asset value on the last day of the period for which current distribution return is presented. The Portfolio's current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate Account, should be considered when comparing the Portfolio's current distribution return to yields published for other investment companies and other investment vehicles.

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                                                                              17

                                  MANAGEMENT
================================================================================

The Investment Manager:

  TIA manages the investment operations of the Portfolio pursuant to management agreements entered into by the Fund on behalf of the Portfolio.

  Under the management agreement TIA is responsible for furnishing or causing to be furnished to the Portfolio advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of the Portfolio, bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund.

  TIA and the Portfolio are also subject to a subadvisory agreement (see "The Sub-Adviser" below). Pursuant to the subadvisory agreement, the Sub-Adviser is responsible for the day to day operations and investment decisions for the Portfolio and is authorized, in its discretion and without prior consultation with TIA, to: (a) manage the Portfolio's assets in accordance with the Portfolio's investment objective(s) and policies as stated in the Prospectus and the SAI; (b) make investment decisions for the Portfolio; (c) place purchase and sale orders for portfolio transactions on behalf of the Portfolio; and (d) employ professional portfolio managers and securities analysts who provide research services to the Portfolio.

  TIA has also entered into a Sub-Administrative Services Agreement with an affiliate (the "Sub-Administrator") to (a) assist TIA in supervising all aspects of the Portfolio's operations; (b) supply the Portfolio with office facilities, statistical and research services, data processing services, clerical, accounting and bookkeeping services; and (c) prepare reports to the Portfolio's shareholders and prepare reports to and filings with the SEC and state blue sky authorities, if applicable. TIA pays the Sub-Administrator a fee in an amount equal to an annual rate of 0.10% of the Portfolio's average daily net assets.

  For the services provided by TIA, the Portfolio pays TIA an annual management fee calculated at a rate equal to 0.80% of its average daily net assets, paid monthly.

  Although the management fee paid by the Portfolio is greater than that paid by most mutual funds, management has determined that the fee is comparable to the fee charged by other investment advisers of mutual funds that have similar investment objectives and policies.

  The management agreement further provides that all other expenses not specifically assumed by TIA under the management agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under federal and state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each of the Fund's Portfolios; general corporate expenses are allocated on the basis of relative net assets.

--------------------------------------------------------------------------------

  TIA was incorporated in 1996 under the laws of the State of Delaware. It is a wholly owned subsidiary of The Plaza Corporation ("Plaza"), which is an indirect wholly owned subsidiary of Travelers Group Inc. ("Travelers"), which is a financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. TIA is located at 388 Greenwich Street, New York, New York 10013. TIA and its affiliates may in the future act as investment advisers for other accounts.

The Sub-Adviser:

  Massachusetts Financial Services Company. Massachusetts Financial Services Company ("MFS") serves as Sub-Adviser to the MFS Total Return Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement TIA pays MFS an annual fee calculated at the rate of 0.375% of the Portfolio's average daily net assets.

  MFS also serves as investment adviser to each of the funds in the MFS Family of Funds and to MFS Institutional Trust, MFS Variable Insurance Trust, MFS Municipal Income Trust, MFS Government Markets Income Trust, MFS Multimarket Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, MFS/Sun Life Series Trust and seven variable accounts, each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.), a subsidiary of Sun Life Assurance Company of Canada ("Sun Life"), in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly owned subsidiary, MFS Institutional Advisors, Inc., also provide investment advice to substantial private clients.

  MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $69.4 billion on behalf of approximately 2.7 million investors accounts as of November 28, 1997. As of such date, the MFS organization managed approximately $20.1 billion of assets in fixed income securities. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. which in turn is an indirect wholly owned subsidiary of Sun Life. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895, establishing a headquarters office here in 1973. The executive officers of MFS report to the Chairman of Sun Life.

  David M. Calabro, a Senior Vice President of MFS, Geoffrey L. Kurinsky, a Senior Vice President of MFS, Judith N. Lamb, a Vice President of MFS, Lisa B. Nurme, a Senior Vice President of MFS, and Maura A. Shaughnessy, a Senior Vice President of MFS, are the Fund's portfolio managers. Mr. Calabro is the head of this portfolio management team and a manager of the common stock portion of the Fund's portfolio. Mr. Calabro has been employed by MFS since 1992 and served as an analyst and sector portfolio manager with Fidelity Investments prior to that time. Mr. Kurinsky, the manager of the Fund's fixed income securities, has been employed by MFS since 1987. Ms. Lamb, the manager of the Fund's convertible securities, has been employed by MFS since 1992, and served as an analyst with Fidelity Investments prior to that time. Ms. Nurme, a manager of the common stock portion of the Fund's portfolio, has been employed by MFS since 1987. Ms. Shaughnessy, also a manager of the common stock portion of the Fund's portfolio, has been employed by MFS since 1991 and served as an analyst with Harvard Management Company prior to that time.

  In certain instances there may be securities which are suitable for the Fund's portfolio as well as for portfolios of other clients of MFS. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS, particularly when the same security is suitable for more than one client. While

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                                                                              19
in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as the Fund is concerned, in other cases, however, it may produce increased investment opportunities for the Fund.

Board of Directors

  Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment managers, investment sub-advisers, custodian and transfer agent. The SAI contains background information regarding each Director and executive officer of the Fund.

Portfolio Transactions and Distribution

  TIA and the Sub-Adviser are subject to the supervision and direction of the Fund's Board of Directors and manage the Portfolio in accordance with its investment objective and policies, make investment decisions for the Portfolio, place orders to purchase and sell securities and employ professionals who provide research services. All orders for transactions in securities on behalf of the Portfolio are made by management, with broker-dealers selected by management, including affiliated brokers. In placing orders management will seek to obtain the most favorable price and execution available. In selecting broker-dealers, management may consider research and brokerage services furnished to it and its affiliates.

  The Fund's Board of Directors has determined that transactions for the Fund may be executed through any broker-dealer affiliate of the Fund ("Affiliated Broker") if, in the judgement of management, the use of an Affiliated Broker is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Affiliated Broker charges the Fund a fair and reasonable rate consistent with that charged to comparable unaffiliated customers in similar transactions. The Fund will not deal with an Affiliated Broker in any transaction in which such Affiliated Broker acts as principal.

                              SHARES OF THE FUND
================================================================================

General

  The Fund, an open-end managed investment company, was incorporated in Maryland on February 22, 1994. The Fund has an authorized capital of 6,000,000,000 shares with a par value of $.00001 per share. The Board of Directors has authorized the issuance of thirteen series of shares, each representing shares in one of thirteen separate Portfolios. The Directors also have the power to create additional series of shares. The assets of the Portfolio will be segregated and separately managed and a shareowner's interest is in the assets of the Portfolio in which he or she holds shares.

Voting Rights

  The Fund offers its shares only for purchase by insurance company separate accounts. Thus, the insurance company is technically the shareholder of the Fund and, under the 1940 Act, is deemed to be in control of the Fund. Nevertheless, with respect to any Fund shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contractowners who own units in a separate account investment division which corresponds to shares in the Fund in accordance with the procedures set forth in the accompanying prospectus for the applicable contract issued by the insurance company and to the extent required by law. Shares of the Fund attributable to contractowner interests for which no voting instructions are

--------------------------------------------------------------------------------
received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

  Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and is entitled to such dividends and distributions out of the net income of that Portfolio as are declared in the discretion of the Directors. Shareowners are entitled to one vote for each share held and will vote by individual Portfolio except to the extent required by the 1940 Act. The Fund is not required to hold annual shareowner meetings, although special meetings may be called for the Fund as a whole, or a specific Portfolio, for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract. Shareowners may cause a meeting of shareowners to be held upon a vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of Directors.

Availability of the Fund

  Investment in the Fund is only available to owners of either variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. It is possible that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts to be invested simultaneously in the Fund. However, the Fund does not currently foresee any disadvantages to the contractowners of the different contracts which are funded by such separate accounts. The Board monitors events for the existence of any material irreconcilable conflict between or among such owners, and each insurance company will take whatever remedial action may be necessary to resolve any such conflict. Such action could include the sale of Fund shares by one or more of the insurance company separate accounts which fund these contracts, which could have adverse consequences to the Fund. Material irreconcilable conflicts could result from, for example: (a) changes in state insurance laws; (b) changes in U.S. federal income tax laws; or (c) differences in voting instructions between those given by variable annuity contractowners and those given by variable life insurance contractowners. If the Board were to conclude that separate series of the Fund should be established for variable annuity and variable life separate accounts, each insurance company would bear the attendant expenses. Should this become necessary, contractowners would presumably no longer have the economies of scale resulting from a larger combined mutual fund.

                       DETERMINATION OF NET ASSET VALUE
================================================================================

  The net asset value of the Portfolio's shares is determined as of the close of regular trading on the NYSE, which is currently 4:00 P.M. New York City time on each day that the NYSE is open, by dividing the Portfolio's net assets by the number of its shares outstanding. Securities owned by the Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales price on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Fixed income obligations are valued at the mean of bid and asked prices based on market quotations for those securities or if no quotations are available, then for securities of similar type, yield and maturity. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the

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                                                                              21

Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the Portfolio's net assets, and current market value of such options sold by the Portfolio will be subtracted from that Portfolio's net assets. Any other investments of the Portfolio, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that the Portfolio could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by management.

  Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the Portfolio may not take place contemporaneously with the determination of the prices of investments held by the Portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the Portfolio's net asset value unless management under the supervision of the Fund's Board of Directors, determines that the particular event would materially affect the net asset value. As a result, the Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Portfolio.

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22

                                  APPENDIX A
================================================================================
                          RATINGS ON DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

  Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

  A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

  Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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                                                                              23

Standard & Poor's

  AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' or 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

  L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

  + - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

  * - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

  NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch IBCA, Inc.

  AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

  AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

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24

  A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

  BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

  BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

  B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

  CCC, CC, C - Default on bonds rated CCC,CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

  Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

  Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

  Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

  A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

  A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

--------------------------------------------------------------------------------

Fitch IBCA, Inc.

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

  Fitch's short-term ratings are as follows:

  F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

  F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

  F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

  F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.

Duff & Phelps Inc.

  Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

  Duff 1 - Indicates a high certainty of timely payment.

  Duff 2 - Indicates a good certainty of timely payment: liquidity factors and company fundamentals are sound.

The Thomson BankWatch ("TBW")

  TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

--------------------------------------------------------------------------------

                          TRAVELERS SERIES FUND INC.
                             388 Greenwich Street
                           New York, New York 10013
                                1-800-842-8573

           The Alliance Growth Portfolio and the MFS Total Return Portfolio are two of thirteen portfolios that currently comprise Travelers Series Fund Inc. (the "Fund"), the investment underlying certain variable annuity and variable life insurance contracts.

           The Alliance Growth Porfolio seeks long-term growth of capital. Current income is only an incidental consideration.

           The MFS Total Return Portfolio seeks above-average income (compared to a portfolio invested entirely in equity securities) consistant with prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should be a reasonable opportunity for growth of capital and income.

           Shares of the Fund are offered only to insurance company separate accounts (the "Separate Accounts"), which fund certain variable annuity and variable life insurance contracts (the "Contracts"). The Separate Accounts invest in shares of one or both of the Portfolios in accordance with allocation instructions received from Contract owners. Such allocation rights are further described in the accompanying Contract prospectus.

           Shares of each Portfolio are offered to Separate Accounts at their net asset value, without a sales charge, next determined after receipt of an order by an insurance company. The offering of shares of a Portfolio may be suspended from time to time and the Fund reserves the right to reject any specific purchase order.

THIS PROSPECTUS, WHICH SETS FORTH CONCISE INFORMATION ABOUT THE FUND THAT PROSPECTIVE INVESTORS SHOULD KNOW BEFORE INVESTING, SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION ("SAI"), ALSO REFERRED TO AS "PART B", DATED FEBRUARY 27, 1998 IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND IS AVAILABLE FROM THE FUND, WITHOUT CHARGE, BY WRITING TO THE FUND AT THE ABOVE ADDRESS OR CALLING THE TELEPHONE NUMBER LISTED ABOVE.

        This Prospectus should be read in conjunction with the prospectus for the Contracts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               THE DATE OF THIS PROSPECTUS IS FEBRUARY 27, 1998.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
=============================================================================
FINANCIAL HIGHLIGHTS .................................................. 1

THE FUND'S INVESTMENT PROGRAM ......................................... 3
  Alliance Growth Portfolio ........................................... 3
  MFS Total Return Portfolio .......................................... 4

SPECIAL INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS ................. 6

DIVIDENDS, DISTRIBUTIONS AND TAXES ....................................19

REDEMPTION OF SHARES ..................................................19

PERFORMANCE ...........................................................19

MANAGEMENT ............................................................20

SHARES OF THE FUND ....................................................23

DETERMINATION OF NET ASSET VALUE ......................................24

APPENDIX A ............................................................26

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
================================================================================

     The following information for the three-year period ended October 31, 1997 and for the period from June 16, 1994 (commencement of operations) to October 31, 1994 has been audited in conjunction with the annual audits of the financial statements of each of the portfolios within the Fund by KPMG Peat Marwick LLP, independent auditors. The 1997 financial statements and the independent auditors' reports thereon appear in the October 31, 1997 Annual Reports to Shareholders. The information set out below should be read in conjunction with the financial statements and related notes that also appear within each portfolio's Annual Reports, which are available upon request and incorporated by reference into the Statement of Additional Information.

For a share of capital stock outstanding throughout the period:

                                                                             Alliance Growth
                                                        ---------------------------------------------------------
                                                           1997            1996            1995           1994(1)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $16.30          $13.28          $10.65         $10.00
-----------------------------------------------------------------------------------------------------------------
Income From Operations:
           Net investment income (2)                       0.05            0.04            0.14           0.06
           Net realized and unrealized gain                5.11            3.39            2.61           0.59
-----------------------------------------------------------------------------------------------------------------
                     Total Income from Operations          5.16            3.43            2.75           0.65
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
           Net investment income                          (0.02)          (0.09)          (0.02)          --
           Net realized gains                             (0.62)          (0.32)          (0.10)          --
-----------------------------------------------------------------------------------------------------------------
                     Total Distributions                  (0.64)          (0.41)          (0.12)          --
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $     20.82     $     16.30     $     13.28     $    10.65
-----------------------------------------------------------------------------------------------------------------
Total Return                                              32.59%          26.55%          26.18%          6.50%++
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                   $   544,526     $   294,596     $   111,573     $   17,086
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
           Expenses (2)                                    0.82%           0.87%           0.90%          0.88%+
           Net investment income                           0.32            0.39            1.24           1.47%+
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      66%             88%             78%           37%
-----------------------------------------------------------------------------------------------------------------
Average commissions paid on equity
security transactions (3)                                 $0.05           $0.05           $0.06            --
-----------------------------------------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) Travelers Investment Adviser, Inc. ("TIA") (the "Manager") has waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager has reimbursed the Alliance Growth Portfolio for $3,500 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the Alliance Growth Portfolio would have been as follows:

                                                     Expense Ratios
                        Per Share Decreases        Without Fee Waivers
                     in Net Investment Income       and Reimbursement
                     ------------------------      -------------------
           1995              $0.01                         0.97%
           1994               0.03                         1.76+

(3) As of September 1995, the Securities and Exchange Commission ("SEC") instituted new guidelines requiring the disclosure of average commissions per share.

 +     Annualized.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout the period:

                                                                                MFS Total Return

                                                                ------------------------------------------------------
                                                                  1997            1996           1995          1994(1)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $13.13          $11.53          $9.98        $10.00
----------------------------------------------------------------------------------------------------------------------
Income (loss) From Operations:
           Net investment income (2)                              0.38            0.33           0.45          0.13
           Net realized and unrealized gain (loss)                2.27            1.62           1.15         (0.15)
----------------------------------------------------------------------------------------------------------------------
                     Total Income (loss) from Operations          2.65            1.95           1.60         (0.02)
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
           Net investment income                                 (0.29)          (0.27)         (0.05)         --
           Net realized gains                                    (0.18)          (0.08)          --            --
----------------------------------------------------------------------------------------------------------------------
                     Total Distributions                         (0.47)          (0.35)         (0.05)         --
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $     15.31     $     13.13     $    11.53     $    9.98
----------------------------------------------------------------------------------------------------------------------
Total Return                                                     20.64%          17.16%         16.12%        (0.20)%++
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                          $   263,585     $   134,529     $   49,363     $   8,504
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
           Expenses (2)                                           0.86%           0.91%          0.95%         0.93%+
           Net investment income                                  3.54            3.82           4.40          3.51%+
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                             99%            139%           104%           18%
----------------------------------------------------------------------------------------------------------------------
Average commissions paid on equity
security transactions (3)                                        $0.06           $0.06          $0.04            --
----------------------------------------------------------------------------------------------------------------------

(1) For the period from June 16, 1994 (commencement of operations) to October 31, 1994.
(2) The Manager has waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager has reimbursed the MFS Total Return Portfolio for $13,857 in expenses for the period ended October 31, 1994. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets of the MFS Total Return Portfolio would have been as follows:

                                                     Expense Ratios
                        Per Share Decreases       Without Fee Waivers
                     in Net Investment Income       and Reimbursement
                     ------------------------     -------------------
           1995               $0.01                       1.06%
           1994                0.06                       2.51+

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 +   Annualized.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
2

                         THE FUND'S INVESTMENT PROGRAM
===============================================================================

     The Fund consists of thirteen investment portfolios, two of which are offered herein. Each Portfolio has its own investment objective and policies as described in more detail below. Of course, no assurance can be given that a Portfolio's objective will be achieved. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of each Portfolio will fluctuate with the market value of its securities. Additional information about each Portfolio's investment policies and investment risks can be found herein under "Special Investment Techniques and Risk Considerations" and in the SAI.

     The investment objectives and certain investment restrictions designated as such in the SAI are fundamental and may not be changed by the Directors without shareholder approval. Each Portfolio's investment policies, however, are not fundamental and may be changed by the Directors without shareholder approval.

                          Alliance Growth Portfolio

Investment Objective

     The investment objective of the Alliance Growth Portfolio is to provide long-term growth of capital. Current income is only an incidental consideration. The Portfolio attempts to achieve its objective by investing primarily in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time. The Portfolio is managed by Travelers Investment Adviser, Inc. ("TIA" or the "Manager"); Alliance Capital Management L.P. serves as the Portfolio's Sub-Adviser.

Investment Policies

     The Alliance Growth Portfolio invests primarily in common stocks and securities convertible into common stocks such as convertible bonds, convertible preferred stocks and warrants convertible into common stocks. Because the values of fixed-income securities are expected to vary inversely with changes in interest rates generally, when the Sub-Adviser expects a general decline in interest rates, the Portfolio may also invest for capital growth in fixed-income securities. The Portfolio may invest up to 25% of its total assets in fixed-income securities rated at the time of purchase below investment grade, that is, securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P"), or in unrated fixed-income securities determined by the Sub-Adviser to be of comparable quality. The Portfolio will generally invest in securities with a minimum rating of Caa- by Moody's or CCC- by S&P or in unrated securities judged by the Sub-Adviser to be of comparable quality.

     The Portfolio may invest without limit in securities that are not publicly traded in the U.S., although the Portfolio generally will not invest more than 15% of its total assets in such securities. The Portfolio may also invest a portion of its assets in developing countries or countries with new or developing capital markets.

     The Portfolio may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Investment in non-publicly traded securities is restricted to 5% of the Portfolio's total assets (not including Rule 144A Securities, to the extent permitted by applicable law) and is also subject to the Portfolio's restriction against investing more than 15% of net assets in "illiquid securities". To the extent permitted by applicable law, Rule 144A Securities will not be treated as illiquid for purposes of the foregoing restriction so long as such securities meet liquidity guidelines established by the Fund's Board of Directors.

--------------------------------------------------------------------------------

     The Portfolio may invest in high-yield, high-risk, fixed-income and convertible securities rated at the time of purchase Ba or lower by Moody's or BB or lower by S&P, or, if unrated, judged by the Sub-Adviser to be of comparable quality. The Portfolio will generally invest in securities with a minimum rating of Caa-by Moody's or CCC- by S&P or in unrated securities judged by the Sub-Adviser to be of comparable quality. However, from time to time, the Portfolio may invest in securities rated in the lowest grades of Moody's (C) or S&P (D) or in unrated securities judged by the Sub-Adviser to be of comparable quality, if the Sub-Adviser determines that there are prospects for an upgrade or a favorable conversion into equity securities (in the case of convertible securities). Securities rated Ba or lower (and comparable unrated securities) are commonly referred to as "junk bonds." Securities rated D by S&P are in default. See "Lower-Quality and Non-Rated Securities." For a description of the ratings referred to above, See Appendix A.

     The Portfolio may also invest in zero-coupon bonds, payment-in-kind bonds and real estate investment trusts. It may also buy and sell stock index futures contracts ("index futures") and may buy options on index futures and on stock indices for hedging purposes. The Portfolio may buy and sell call and put options on index futures or on stock indices in addition to, or as an alternative to, purchasing or selling index futures or, to the extent permitted by applicable law, to earn additional income. The Portfolio may also, for hedging purposes, purchase and sell futures contracts, options thereon and options with respect to U.S. Treasury securities, including U.S. Treasury bills, notes and bonds. The Portfolio may also seek to increase its current return by writing covered call and put options on securities it owns or in which it may invest.

     The Portfolio may lend portfolio securities amounting to not more than 25% of its total assets and may enter into repurchase agreements on up to 25% of its total assets. It may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In addition, the Portfolio may invest in real estate investment trusts. For temporary defensive purposes, the Portfolio may invest all or a major part of its assets in money market instruments and repurchase agreements. To the extent the Portfolio's assets are invested for temporary defensive purposes, they will not be invested in a manner designed to achieve the Portfolio's investment objective.

                          MFS Total Return Portfolio

Investment Objectives

     The primary investment objective of the MFS Total Return Portfolio is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should also be a reasonable opportunity for growth of capital and income, since many securities offering a better than average yield may also possess growth potential. Thus, in selecting securities for its portfolio, the Portfolio considers each of these objectives. Under normal market conditions, at least 25% of the Portfolio's assets will be invested in fixed income securities and at least 40% and no more than 75% of the Portfolio's assets will be invested in equity securities. The Portfolio is managed by TIA; Massachusetts Financial Services Company serves as the Portfolio's Sub-Adviser.

Investment Policies

     The MFS Total Return Portfolio's policy is to invest in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Fixed income securities and equity securities (which include: common and preferred stocks; securities such as bonds, warrants or rights that are convertible into stock; and depositary receipts for those securities) may be

--------------------------------------------------------------------------------
4
held by the Portfolio. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Portfolio may vary the percentage of assets invested in any one type of security in accordance with the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The Portfolio's debt investments may consist of both "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P or Fitch, IBCA, Inc., formerly Fitch Investors Service, Inc. ("Fitch")) and securities that are unrated or are in the lower rating categories (rated Ba or lower by Moody's or BB or lower by S&P or Fitch) (commonly known as "junk bonds") including up to 20% of its net assets in nonconvertible fixed income securities that are in these lower rating categories and comparable unrated securities. See "Lower-Quality and Non-Rated Securities". Generally, most of the Portfolio's long-term debt investments will consist of "investment grade" securities. See Appendix A to this Prospectus for a description of these ratings. It is not the Portfolio's policy to rely exclusively on ratings issued by established credit rating agencies but rather to supplement such ratings with the Sub-Adviser's own independent and ongoing review of credit quality.

     AS NOTED ABOVE, THE PORTFOLIO INVESTS IN LOWER-RATED AND UNRATED CORPORATE DEBT SECURITIES, COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS PORTFOLIO. SEE "LOWER-QUALITY AND NON-RATED SECURITIES".

     The Portfolio may invest up to 20% (and generally expects to invest between 5% and 20%) of its total assets in foreign securities which are not traded on a U.S. exchange (not including American Depositary Receipts). The Portfolio may invest in American Depositary Receipts. The Portfolio may also invest in emerging market securities, Brady Bonds, U.S. Government securities, mortgage pass-through securities, corporate asset-backed securities, zero-coupon bonds, deferred interest bonds and payment-in-kind bonds. In addition, the Portfolio may enter into repurchase agreements and mortgage dollar roll transactions, may lend its portfolio securities, purchase securities on a when-issued or forward delivery basis, enter into swap transactions and invest in indexed securities and loan participations and other direct indebtedness. The Portfolio may invest up to 15% of its net assets in illiquid securities and may also invest in restricted securities, including Rule 144A Securities. Finally, the Portfolio may engage in various options and futures transactions including options on securities, options on stock indexes, options on foreign currencies, stock indices and foreign currency futures contracts, options on futures contracts, forward foreign currency exchange contracts and yield curve options. See "Special Investment Techniques and Risk Considerations" for additional information about these types of securities.

     The Portfolio will be managed actively with respect to the Portfolio's fixed income securities and the asset allocations modified as the Sub-adviser deems necessary. Although the Portfolio does not intend to seek short-term profits, fixed income securities will be sold whenever the sub-adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held. With respect to its equity securities the Portfolio does not intend to trade in securities for short-term profits and anticipates that portfolio securities ordinarily will be held for one year or longer. However, the Portfolio will effect trades whenever it believes that changes in its portfolio securities are appropriate.

     In addition, when the Sub-adviser believes that investing for defensive purposes is appropriate, such as during periods of unusual or unfavorable market or economic conditions, or in order to meet anticipated redemption requests, up to 100% of the Portfolio's assets may be temporarily invested in cash (including foreign currency) or cash equivalents including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances and repurchase agreements) with assets of $1 billion or more, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. or any foreign government or any of their agencies, authorities or instrumentalities and repurchase agreements.

--------------------------------------------------------------------------------

             SPECIAL INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS
================================================================================

     Foreign Securities. Each of the Portfolios may purchase securities issued by foreign governments, corporations or banks.

     Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political, social, economic and diplomatic developments, the possible imposition of exchange controls or other foreign governmental laws or restrictions and, with respect to certain countries, the possibility of expropriation of assets, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Portfolios. Securities of some foreign companies and banks are less liquid and more volatile than securities of comparable domestic companies and banks. Non-U.S. securities markets, while growing in volume have, for the most part, substantially less volume than U.S. markets, and there is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or the investors. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets, and the Portfolios will incur costs in converting foreign currencies into U.S. dollars. Custody and transaction charges are generally higher for foreign securities. There is also a risk of the adoption of government regulations that might adversely affect the payment of principal and interest on securities held by a Portfolio. In addition, a Portfolio may encounter greater difficulties in invoking legal processes abroad than would be the case in the U.S. Finally, changes in foreign currency exchange rates will, to the extent a Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.

     Securities of Emerging Markets. Because of the special risks associated with investing in emerging markets, an investment in the MFS Total Return Portfolio, may be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

     Emerging market countries include any country determined by the investment adviser or sub-adviser, as the case may be, to have an emerging market economy, taking into account a number of factors, including the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The investment adviser (or sub-adviser) determines an issuer's principal trading market for its securities and the source of its revenues and assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; or (d) the issuer has 50% or more of its assets in that country.

     Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments and the repatriation of capital invested. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against

--------------------------------------------------------------------------------
6
those governments were never finally settled. There can be no assurance that any investments that a Portfolio might make in an emerging market would not be expropriated, nationalized or otherwise confiscated at some time in the future. In the event of such expropriation, nationalization or other confiscation in any emerging market, each Portfolio could lose its entire investment in that market. Many emerging market countries have also experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economics and securities of certain emerging market countries.


     Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

     The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

     In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Portfolio to make intended securities purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

     The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the portfolio securities in such markets may not be readily available. Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act") permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(a) of the 1940 Act. During the period commencing from the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     Sovereign Debt. The MFS Total Return Portfolio may invest in sovereign debt securities of emerging market governments including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, and in turn the Portfolio's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

     A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the

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                                                                              7
economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

     The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although management intends to manage the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

     In recent years, some of the emerging market countries in which the Portfolio expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Russia and Mexico are among the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

     The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payments for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

     Investors should also be aware that certain sovereign debt instruments in which the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Portfolio

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8
may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors.

     Brady Bonds. The MFS Total Return Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the governments of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, Philippines, Poland, Slovenia, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Portfolio is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a benchmark that can be used to compare returns of emerging market Brady Bonds with returns in other bond markets, e.g., the U.S. bond market.

     The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.


     Loan Participations and Assignments. The MFS Total Return Portfolio may invest a portion of its assets in loan participations ("Participations"). By purchasing a Participation, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the Portfolio having a contractual relationship only with the lender not the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Portfolio will acquire Participations only if the lender interpositioned between the Portfolio and the borrower is determined by management to be creditworthy.

     Lower-Quality and Non-Rated Securities. Each Portfolio may invest in lower-quality securities. Investments in lower-rated securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before investing in these Portfolios.

     Generally, lower-quality securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Lower-quality securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by a Portfolio, with a commensurate effect on the value of the Portfolio's shares.

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                                                                              9

     The markets in which lower-quality securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for a Portfolio to purchase and also may restrict the ability of a Portfolio to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. The public market for lower-quality securities and comparable non-rated securities is relatively new and has not fully weathered a major economic recession. Any such economic downturn could adversely affect the ability of issuers' lower-quality securities to repay principal and pay interest thereon.

     While the market values of lower-quality securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-quality securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of lower-quality securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-quality securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

     Fixed-income securities, including lower-quality securities and comparable non-rated securities, frequently have call and buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Portfolios. If an issuer exercises these rights during periods of declining interest rates, a Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return to the Portfolio.

     In general, the ratings of nationally recognized statistical rating organizations represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. It is possible that an agency might not change its rating of a particular issue to reflect subsequent events. These ratings will be used by each Portfolio as initial criteria for the selection of portfolio securities, but each Portfolio also will rely upon the independent advice of the Manager or the Sub-Adviser, as the case may be, to evaluate potential investments.

     In light of these risks, management will take various factors into consideration in evaluating the creditworthiness of an issue, whether rated or non-rated. These factors may include, among others, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

     Securities Lending. Each Portfolio may seek to increase its net investment income by lending portfolio securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government securities or other liquid debt securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

     Repurchase Agreements. Each Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next

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10
business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. Each Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. Repurchase agreements are considered loans by the Portfolios. The Portfolios will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by management, under guidelines approved by the Board of Directors.

     Dollar Roll Transactions. The MFS Total Return Portfolio may enter into "dollar rolls" pursuant to which the Portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days). During the roll period, the Portfolio would forego principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Since the Portfolio will receive interest on the securities in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities must satisfy the quality requirements of the Portfolio and will mature on or before the settlement date on the transaction, management believes that such transactions do not present the risks to the Portfolio that are associated with other types of leverage. The MFS Total Return Portfolio will only enter into covered rolls, where there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions are considered borrowings by the Portfolios and will be subject to each Portfolio's overall borrowing limitation. Dollar roll transactions are considered speculative.

     When-Issued, Delayed Delivery and Forward Commitment Securities. Each Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such transactions arise when securities are purchased or sold by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Portfolio's custodian will maintain, in a segregated account on behalf of the Portfolio, cash, U.S. Government securities or other liquid securities having a value equal to or greater than the Portfolio's purchase commitments; the custodian will likewise segregate securities sold on a delayed basis.

     Convertible Securities. Each Portfolio can invest in convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

     Convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate

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                                                                             11
market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

     Borrowing. Each Portfolio may borrow from banks, on a secured or unsecured basis.

     Illiquid and Restricted Securities. Each Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A"). Each Portfolio may also invest a portion of its assets in illiquid investments, which include repurchase agreements maturing in more than seven days and restricted securities. The Board of Directors may determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Directors has adopted guidelines and delegated to management the daily function of determining and monitoring liquidity of restricted securities available pursuant to Rule 144A. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Rule 144A restricted securities will develop, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Investments in restricted securities could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The Portfolios may also purchase restricted securities that are not registered under Rule 144A.

     Zero-Coupon Bonds, Deferred Interest Bonds and Payment-in-Kind Bonds. Each Portfolio may invest in zero-coupon and payment-in-kind bonds. The MFS Total Return Portfolio also may invest in deferred interest bonds. Zero-coupon and deferred interest bonds are issued at a significant discount from their principal amount. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero-coupon bonds is subject to greater fluctuation in market value in response to changes in market interest rates than bonds of comparable maturity which pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Accordingly, for a Portfolio to continue to qualify for tax treatment as a regulated investment company and to avoid certain excise taxes, the Portfolio may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Portfolio's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

     Futures, Options and Currency Transactions. Consistent with its investment objective and policies, each Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government or foreign government securities or equity or fixed-income securities ("futures contracts"), and may buy and write put and call options to buy or sell futures contracts ("options on futures contracts"). When a Portfolio buys or sells a futures contract it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and

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12
the price at which the contract was entered into) at a specified price on a specified date. An option on a futures contract gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date.

     The Portfolios will not enter into transactions in futures contracts and options on futures contracts for speculation and will not enter into such transactions other than to hedge against potential changes in interest or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the Portfolio's securities or the prices of securities which the Portfolio is considering buying at a later date. The MFS Total Return Portfolio, however, may enter into futures contracts and options on futures contracts for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of a Portfolio's assets.

     Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities. Since all transactions in the futures market are made through a member of, and are offset or fulfilled through a clearinghouse associated with, the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it buys or sells futures contracts.

     A Portfolio will not (1) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Portfolio and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Portfolio or (2) enter into any futures contracts or options on futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions and options on futures contracts written by the Portfolio would exceed the market value of the total assets of the Portfolio. See the SAI for further discussion of the use, risks and costs associated with futures contracts and options on futures contracts.

     Forward Currency Transactions. Each Portfolio may enter into forward foreign currency exchange contracts ("forward currency contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and other currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) at a future date which is individually negotiated between currency traders and their customers. A Portfolio may enter into a forward currency contract, for example, when it enters into a contract to buy or sell a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, when a Portfolio believes that a foreign currency in which the portfolio securities are denominated may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward currency contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in that currency, or, when the Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, the Portfolio may enter into a forward currency contract to buy that foreign currency for a fixed U.S. dollar amount ("position hedge"). A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase of investments denominated in that currency but has not yet done so ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract with respect

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                                                                             13
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to a different foreign currency when the Portfolio believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the Portfolio are denominated ("cross hedge"). A Portfolio may invest in forward currency contracts with stated contract values of up to the value of the Portfolio's assets. The MFS Total Return Portfolio may also enter into forward currency contracts for non-hedging purposes, subject to applicable law.

     A Portfolio also may enter into forward contracts to buy or sell at a later date instruments in which the Portfolio may invest directly or on financial indices based on those instruments. The market for those types of forward contracts is developing and it is not currently possible to identify instruments on which forward contracts might be created in the future. See the SAI for further discussion of the use, risks and costs of forward contracts.

     A Portfolio may also enter into currency swaps where each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate.

     Currency Risks. The Portfolios that invest substantially in securities denominated in currencies other than the U.S. dollar, or that hold foreign currencies, will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each Portfolio's shares and also may affect the value of dividends and interest earned by the Portfolios and gains and losses realized by the Portfolios. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

     Options on Securities and on Foreign Currencies. In an effort to reduce fluctuations in net asset value or to increase its portfolio return, the Portfolios may write covered put and call options and may buy put and call options and warrants on securities traded on U.S. and foreign securities exchanges. The purpose of such transactions is to hedge against changes in the market value of portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. A Portfolio may write and buy options on the same types of securities that the Portfolio could buy directly and may buy options on financial indices as described above with respect to futures contracts. There are no specific limitations on the writing and buying of options on securities.

     A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

     A call option is "covered" if a Portfolio owns the underlying security covered by the call. If a "covered" call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Prior to its expiration, a call option may be closed out by means of a purchase of an identical option. Any gain or loss from such

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transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs. A Portfolio also may write a covered call option to cross-hedge if the Portfolio does not own the underlying security. The option is designed to provide a hedge against a decline in value in another security which the Portfolio owns or has the right to acquire.

     In purchasing an option, the Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option bought by the Portfolio were permitted to expire without being sold or exercised, the Portfolio would lose the amount of the premium.

     Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

     If a put or call option written by a Portfolio were exercised, the Portfolio would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the Portfolio at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Portfolio to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The Portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

     A Portfolio may buy put and call options and may write covered put and call options on foreign currencies to hedge against declines in the U.S. dollar value of foreign currency-denominated securities held by the Portfolio and against increases in the U.S. dollar cost of foreign currency-denominated securities being considered for purchase by the Portfolio. As in the case of other options, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Portfolio's options position, the option may expire worthless and the Portfolio will lose the amount of the premium. There is no specific percentage limitation on a Portfolio's investments in options on foreign currencies.

     A Portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the Portfolio is permitted to invest directly. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted by management for monitoring the creditworthiness of those entities. To the extent that an option bought or written by the Portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the Portfolio's obligations under an option written by the Portfolio, as the case may be, will be subject to the Portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the Portfolio to effect an offsetting transaction at a time when management believes it would be advantageous for the Portfolio to do so. See the SAI for a further discussion of the use, risks and costs of option trading.

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                                                                             15

     Swaps and Swap-Related Products. As one way of managing its exposure to different types of investments, the MFS Total Return Portfolio may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors. Swaps involve the exchange by the Portfolio with another party of cash payments based upon different interest rate indexes, currencies, and other prices or rates, such as the value of mortgage prepayment rates. For example, in the typical interest rate swap, the Portfolio might exchange a sequence of cash payments based on a floating rate index for cash payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a principal amount determined by the parties.

     The Portfolio may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to exchange payments in dollars for payments in foreign currency, in each case based on a fixed rate, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Portfolio's investments and its share price and yield.

     Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

     Swaps, caps, floors and collars are highly specialized activities which involve certain risks. See the Statement of Additional Information for a further discussion on the risks involved in these activities.

     Special Investment Considerations and Risks With Respect to Futures, Options and Currency Transactions and Swaps and Swap-Related Products. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the Portfolio invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, a Portfolio may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

     With respect to interest rate swaps, the Portfolio recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security

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16
for purposes of the Portfolio's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the Portfolio's ability to offset the swap at any time.

     A Portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the Portfolio as the possible loss of the entire premium paid for an option bought by the Portfolio, the inability of the Portfolio, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Portfolio will be able to use those instruments effectively for the purposes set forth above. See the SAI for a further discussion of the use, risks and costs of these instruments.

     In connection with its transactions in futures, options, swaps and forwards, the Portfolio may be required to place assets in a segregated account with the Portfolio's custodian bank to ensure that the Portfolio will be able to meet its obligations under these instruments. Assets held in a segregated account generally may not be disposed of for so long as the Portfolio maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the Portfolio's assets could impede implementation of the Portfolio's investment policies or the Portfolio's ability to meet redemption requests or other current obligations.

     Real Estate Investment Trusts. The Alliance Growth Portfolio may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity trusts own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity trusts may also include operating or finance companies. Equity trusts can also realize capital gains by selling properties that have appreciated in value. A mortgage trust can make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Mortgage trusts derive their income from interest payments. Hybrid trusts combine the characteristics of both equity and mortgage trusts, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended, and failing to maintain exemption from the 1940 Act.

     Mortgage-Backed Securities. The MFS Total Return Portfolio may invest in mortgage-backed securities, which represent pools of mortgage loans assembled for sale to investors by various governmental agencies and government-related organizations, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payment may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S Government to purchase the agencies' obligations. Mortgage pools created by private

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                                                                             17
organizations generally offer a higher rate of interest than governmental and government-related pools because there are no direct or indirect guarantees of payments in the former pools. Timely payment of interest and principal in these pools, however, may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies.

     Collateralized mortgage obligations are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series of classes of the obligations.

     To the extent that the Portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal (which may be made at any time without penalty) may result in some loss of the Portfolio's principal investment to the extent of the premium paid. The yield of the Portfolio that invests in mortgage-related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government related mortgage pools, generally will fluctuate in response to market interest rates.

     Other Asset-Backed Securities. The MFS Total Return Portfolio may invest in asset-backed securities arising through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

     The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities are not as effective in locking in high long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

     U.S. Government Securities. Each Portfolio may invest in U.S. Government securities, which are debt obligations issued or guaranteed as to payment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds, certain mortgage participation certificates and collateralized mortgage obligations) or by its agencies and instrumentalities (such as GNMA, the Student Loan Marketing Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, FHLMC, the U.S. Postal Service, the Federal Financing Bank and FNMA). Some of these securities (such as Treasury bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Federal Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obligations of FNMA and the Student Loan Marketing Association) are supported only by the credit of the instrumentality.

     Portfolio Turnover. Although it is anticipated that most investments of each Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when management believes that portfolio changes are appropriate. The historical portfolio

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18
turnover rates for each Portfolio are included in the Financial Highlights tables above. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions.

     Year 2000. The investment management services provided to the Fund by the Manager and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact of the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager have been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

     Each Portfolio of the Fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Code. In order to qualify as a regulated investment company, each Portfolio must meet certain income and diversification tests. As a regulated investment company and provided certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its investment income and net capital gains that it distributes to its shareholders. Such distributions are automatically reinvested in additional shares of the Portfolio at net asset value and are includable in gross income of the Separate Accounts holding such shares. See the accompanying Contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

     Each Portfolio of the Fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. If a Portfolio should fail to comply with these regulations, Contracts invested in that Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

                              REDEMPTION OF SHARES
================================================================================

     The redemption price of the shares of each Portfolio will be the net asset value next determined after receipt by the Fund of a redemption order from a Separate Account, which may be more or less than the price paid for the shares. The Fund will ordinarily make payment within one business day, though redemption proceeds must be remitted to a Separate Account on or before the third day following receipt of proper tender, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

                                  PERFORMANCE
================================================================================

     From time to time the Fund may include a Portfolio's total return, average annual total return, yield and current distribution return in advertisements and/or other types of sales literature. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. In addition, these figures will not

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                                                                             19
reflect the deduction of the charges that are imposed on the Contracts by the Separate Account (see Contract prospectus) which, if reflected, would reduce the performance quoted. Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gains distributions at net asset value on the ex-dividend dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures. The yield of a Portfolio refers to the net investment income earned by investments in the Portfolio over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investments during that thirty-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Fund calculates current distribution return for each Portfolio by dividing the distributions from investment income declared during the most recent period by the net asset value on the last day of the period for which current distribution return is presented. A Portfolio's current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate Account, should be considered when comparing the Portfolio's current distribution return to yields published for other investment companies and other investment vehicles.

                                   MANAGEMENT
================================================================================

The Investment Manager:

     TIA manages the investment operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each such Portfolio.

     Under each management agreement TIA is responsible for furnishing or causing to be furnished to each Portfolio advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of the Portfolio, bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund.

     TIA and each Portfolio are also subject to a subadvisory agreement (see "The Sub-Advisers" below). Pursuant to each subadvisory agreement, each Sub-Adviser is responsible for the day to day operations and investment decisions for the respective Portfolio and is authorized, in its discretion and without prior consultation with TIA, to: (a) manage the Portfolio's assets in accordance with the Portfolio's investment objective(s) and policies as stated in the Prospectus and the SAI; (b) make investment decisions for the Portfolio;
(c) place purchase and sale orders for portfolio transactions on behalf of the Portfolio; and (d) employ professional portfolio managers and securities analysts who provide research services to the Portfolio.

     TIA has also entered into a Sub-Administrative Services Agreement with an affiliate (the "Sub-Administrator") to: (a) assist TIA in supervising all aspects of each Portfolio's operations; (b) supply each Portfolio with office facilities, statistical and research services, data processing services, clerical, accounting and bookkeeping services; and (c) prepare reports to each Portfolio's shareholders and prepare reports to and filings with the SEC and state blue sky authorities, if applicable. TIA pays the Sub-Administrator a fee in an amount equal to an annual rate of 0.10% of each Portfolio's average daily net assets.

     For the services provided by TIA, each Portfolio pays TIA an annual management fee calculated at a rate equal to the following percentage of its average daily net assets, paid monthly.

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20

Alliance Growth Portfolio      0.80%
MFS Total Return Portfolio     0.80%

     Although the management fee paid by each Portfolio is greater than that paid by most mutual funds, management has determined that each fee is comparable to the fee charged by other investment advisers of mutual funds that have similar investment objectives and policies.

     Each management agreement further provides that all other expenses not specifically assumed by TIA under the management agreement on behalf of a Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under federal and state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each of the Fund's Portfolios; general corporate expenses are allocated on the basis of relative net assets.

     TIA was incorporated in 1996 under the laws of the State of Delaware. It is a wholly owned subsidiary of The Plaza Corporation ("Plaza"), which is an indirect wholly owned subsidiary of Travelers Group Inc. ("Travelers"), which is a financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. TIA is located at 388 Greenwich Street, New York, New York 10013. TIA and its affiliates may in the future act as investment advisers for other accounts.

The Sub-Advisers:

     Alliance Capital Management L.P. Alliance Capital Management L.P. ("Alliance Capital") will serve as Sub-Adviser to the Alliance Growth Portfolio and will manage the day to day operations of the Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement TIA pays Alliance Capital an annual fee calculated at the rate of 0.375% of the Portfolio's average daily net assets, paid monthly.

     Alliance is a global investment adviser providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds. Since 1971, Alliance has earned a reputation as a leader in the investment world, with over $218.7 billion in assets under management as of December 31, 1997. Alliance provides investment management services to 31 of the FORTUNE 100 companies.

     Alliance Capital Management Corporation ("ACMC") the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, one of the largest life insurance companies in the United States, which is itself a wholly owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of five mutual insurance companies.

     Tyler Smith, who is a Senior Vice President of Alliance Capital, is the portfolio manager of the Alliance Growth Portfolio and is principally responsible for the Portfolio's investment program. Prior to joining Alliance Capital in July 1993, Mr. Smith was employed by Equitable Capital Management Corporation ("Equitable Capital"), or its affiliates for more than 20 years.

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                                                                             21

     Massachusetts Financial Services Company. Massachusetts Financial Services Company ("MFS") serves as Sub-Adviser to the MFS Total Return Portfolio pursuant to a subadvisory agreement. Pursuant to the subadvisory agreement TIA pays MFS an annual fee calculated at the rate of 0.375% of the Portfolio's average daily net assets.

     MFS also serves as investment adviser to each of the funds in the MFS Family of Funds and to MFS Institutional Trust, MFS Variable Insurance Trust, MFS Municipal Income Trust, MFS Government Markets Income Trust, MFS Multimarket Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, MFS/Sun Life Series Trust and seven variable accounts, each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.), a subsidiary of Sun Life Assurance Company of Canada ("Sun Life"), in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly owned subsidiary, MFS Institutional Advisors, Inc., also provide investment advice to substantial private clients.

     MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $69.4 billion on behalf of approximately 2.7 million investors accounts as of November 28, 1997. As of such date, the MFS organization managed approximately $20.1 billion of assets in fixed income securities. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. which in turn is an indirect wholly owned subsidiary of Sun Life. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895, establishing a headquarters office here in 1973. The executive officers of MFS report to the Chairman of Sun Life.

     David M. Calabro, a Senior Vice President of MFS, Geoffrey L. Kurinsky, a Senior Vice President of MFS, Judith N. Lamb, a Vice President of MFS, Lisa B. Nurme, a Senior Vice President of MFS, and Maura A. Shaughnessy, a Senior Vice President of MFS, are the Fund's portfolio managers. Mr. Calabro is the head of this portfolio management team and a manager of the common stock portion of the Fund's portfolio. Mr. Calabro has been employed by MFS since 1992 and served as an analyst and sector portfolio manager with Fidelity Investments prior to that time. Mr. Kurinsky, the manager of the Fund's fixed income securities, has been employed by MFS since 1987. Ms. Lamb, the manager of the Fund's convertible securities, has been employed by MFS since 1992, and served as an analyst with Fidelity Investments prior to that time. Ms. Nurme, a manager of the common stock portion of the Fund's portfolio, has been employed by MFS since 1987. Ms. Shaughnessy, also a manager of the common stock portion of the Fund's portfolio, has been employed by MFS since 1991 and served as an analyst with Harvard Management Company prior to that time.

     In certain instances there may be securities which are suitable for the Fund's portfolio as well as for portfolios of other clients of MFS. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as the Fund is concerned, in other cases, however, it may produce increased investment opportunities for the Fund.

Board of Directors

     Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment

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22
managers, investment sub-advisers, custodian and transfer agent. The SAI contains background information regarding each Director and executive officer of the Fund.

Portfolio Transactions and Distribution

     TIA and each Sub-Adviser are subject to the supervision and direction of the Fund's Board of Directors and manage each Portfolio in accordance with its investment objective and policies, make investment decisions for the Portfolio, place orders to purchase and sell securities and employ professionals who provide research services. All orders for transactions in securities on behalf of a Portfolio are made by management, with broker-dealers selected by management, including affiliated brokers. In placing orders management will seek to obtain the most favorable price and execution available. In selecting broker-dealers, management may consider research and brokerage services furnished to it and its affiliates.

     The Fund's Board of Directors has determined that transactions for the Fund may be executed through any broker-dealer affiliate of the Fund ("Affiliated Broker") if, in the judgement of management, the use of an Affiliated Broker is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Affiliated Broker charges the Fund a fair and reasonable rate consistent with that charged to comparable unaffiliated customers in similar transactions. The Fund will not deal with an Affiliated Broker in any transaction in which such Affiliated Broker acts as principal. In addition, the Alliance Growth Portfolio may not deal with Donaldson, Lufkin & Jenrette ("DLJ") (an affiliate of Alliance Capital) in any transaction in which DLJ acts as principal.

                               SHARES OF THE FUND
================================================================================

General

     The Fund, an open-end managed investment company, was incorporated in Maryland on February 22, 1994. The Fund has an authorized capital of 6,000,000,000 shares with a par value of $.00001 per share. The Board of Directors has authorized the issuance of thirteen series of shares, each representing shares in one of thirteen separate Portfolios. The Directors also have the power to create additional series of shares. The assets of each Portfolio will be segregated and separately managed and a shareowner's interest is in the assets of the Portfolio in which he or she holds shares.

Voting Rights

     The Fund offers its shares only for purchase by insurance company separate accounts. Thus, the insurance company is technically the shareholder of the Fund and, under the 1940 Act, is deemed to be in control of the Fund. Nevertheless, with respect to any Fund shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contractowners who own units in a separate account investment division which corresponds to shares in the Fund in accordance with the procedures set forth in the accompanying prospectus for the applicable contract issued by the insurance company and to the extent required by law. Shares of the Fund attributable to contractowner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

     Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and is entitled to such dividends and distributions out of the net income of that Portfolio as are declared in the discretion of the Directors. Shareowners are entitled to one vote for each share held

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and will vote by individual Portfolio except to the extent required by the 1940
Act. The Fund is not required to hold annual shareowner meetings, although special meetings may be called for the Fund as a whole, or a specific Portfolio, for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract. Shareowners may cause a meeting of shareowners to be held upon a vote of 10% of the Fund's outstanding shares for the purpose of voting on the removal of Directors.

Availability of the Fund

     Investment in the Fund is only available to owners of either variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. It is possible that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts to be invested simultaneously in the Fund. However, the Fund does not currently foresee any disadvantages to the contractowners of the different contracts which are funded by such separate accounts. The Board monitors events for the existence of any material irreconcilable conflict between or among such owners, and each insurance company will take whatever remedial action may be necessary to resolve any such conflict. Such action could include the sale of Fund shares by one or more of the insurance company separate accounts which fund these contracts, which could have adverse consequences to the Fund. Material irreconcilable conflicts could result from, for example: (a) changes in state insurance laws; (b) changes in U.S. federal income tax laws; or (c) differences in voting instructions between those given by variable annuity contractowners and those given by variable life insurance contractowners. If the Board were to conclude that separate series of the Fund should be established for variable annuity and variable life separate accounts, each insurance company would bear the attendant expenses. Should this become necessary, contractowners would presumably no longer have the economies of scale resulting from a larger combined mutual fund.

                        DETERMINATION OF NET ASSET VALUE
================================================================================

     The net asset value of each Portfolio's shares is determined as of the close of regular trading on the NYSE, which is currently 4:00 P.M. New York City time on each day that the NYSE is open, by dividing the Portfolio's net assets by the number of its shares outstanding. Securities owned by a Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales price on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Fixed income obligations are valued at the mean of bid and asked prices based on market quotations for those securities or if no quotations are available, then for securities of similar type, yield and maturity. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the Portfolio's net assets, and current market value of such options sold by a Portfolio will be subtracted from that Portfolio's net assets. Any other investments of a Portfolio, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that a Portfolio could reasonably

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24
expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by management.

     Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of a Portfolio may not take place contemporaneously with the determination of the prices of investments held by such Portfolio. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in a Portfolio's net asset value unless management under the supervision of the Fund's Board of Directors, determines that the particular event would materially affect the net asset value. As a result, a Portfolio's net asset value may be significantly affected by such trading on days when a shareholder has no access to such Portfolio.

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

                                   APPENDIX A
================================================================================

                          RATINGS ON DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

     Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

     A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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

Standard & Poor's

     AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' or 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

     L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

     + - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

     * - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

     NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch IBCA, Inc.

     AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

     AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

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

     A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

     BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

     BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

     B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

     CCC, CC, C - Default on bonds rated CCC,CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

     Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

     Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

     A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

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

Fitch IBCA, Inc.

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

     Fitch's short-term ratings are as follows:

     F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

     F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

     F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.

Duff & Phelps Inc.

     Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

     Duff 1 - Indicates a high certainty of timely payment.

     Duff 2 - Indicates a good certainty of timely payment: liquidity factors and company fundamentals are sound.

The Thomson BankWatch ("TBW")

     TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

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